UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 50.9%
Aerospace/Defense – 0.3%
General Dynamics Corp.
$1,525,000	1.000%		11/15/17	$ 1,506,690

Banks – 25.8%
ABN AMRO Bank NV(a)(b)
3,950,000	1.033		10/28/16	3,978,199
Australia & New Zealand Banking Group Ltd.
3,475,000	0.900		02/12/16	3,481,613
3,525,000	1.250		01/10/17	3,529,266
Bank of America Corp.
6,125,000	6.000		09/01/17	6,769,844
Bank of Montreal(a)
2,325,000	0.505		09/24/15	2,327,476
Bank of Nova Scotia
2,625,000	0.750		10/09/15	2,629,355
Bank of Scotland PLC(b)
100,000	5.250		02/21/17	108,329
Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
1,800,000	1.000		02/26/16	1,800,324
900,000	0.648	(a)	03/10/17	895,510
Barclays Bank PLC(a)
4,350,000	0.812		02/17/17	4,353,567
BPCE SA(a)
1,800,000	1.484		04/25/16	1,819,856
Capital One Bank USA NA(c)
2,075,000	1.150		11/21/16	2,066,201
1,325,000	0.733	(a)	02/13/17	1,328,302
Citigroup, Inc.
3,205,000	3.953		06/15/16	3,324,922
1,425,000	6.125		11/21/17	1,590,047
Commonwealth Bank of Australia(a)(b)
2,875,000	0.601		03/13/17	2,876,739
Compass Bank(c)
1,250,000	1.850		09/29/17	1,246,021
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(a)
3,450,000	0.723		03/18/16	3,461,180
Credit Agricole SA(a)(b)
2,975,000	1.083		10/03/16	2,993,546
Credit Suisse AG
8,075,000	1.625	(b)	03/06/15	8,090,914
3,900,000	0.724	(a)	05/26/17	3,895,234
Fifth Third Bank(a)(c)
3,725,000	0.742		11/18/16	3,732,886
HSBC USA, Inc.
3,075,000	1.500		11/13/17	3,063,890
ING Bank NV(b)
1,600,000	2.000		09/25/15	1,612,493
1,875,000	1.375		03/07/16	1,881,742
Intesa Sanpaolo SpA
2,750,000	3.125		01/15/16	2,790,799
JPMorgan Chase & Co.
1,200,000	6.400		10/02/17	1,346,551
3,925,000	0.863	(a)	01/28/19	3,924,961
Macquarie Bank Ltd.(a)(b)
2,600,000	0.691		06/15/16	2,602,852
Mizuho Corporate Bank Ltd.(b)
1,475,000	2.550		03/17/17	1,503,826
1,150,000	1.550		10/17/17	1,139,112
Morgan Stanley & Co.
1,525,000	4.750		03/22/17	1,625,777
4,525,000	1.083	(a)	01/24/19	4,533,928

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Nordea Bank AB(a)(b)
$3,550,000	0.693%		05/13/16	$ 3,558,243
Northern Rock Asset Management PLC(b)
1,400,000	5.625		06/22/17	1,538,415
PNC Bank NA(c)
3,050,000	1.150		11/01/16	3,049,045
Royal Bank of Canada
1,775,000	0.850		03/08/16	1,775,667
Royal Bank of Scotland PLC
2,625,000	4.375		03/16/16	2,715,690
Sparebank 1 Boligkreditt AS(b)
13,400,000	2.625		05/26/16	13,714,758
Standard Chartered PLC(b)
3,625,000	3.850		04/27/15	3,659,593
Sumitomo Mitsui Banking Corp.(a)
1,700,000	0.659		01/10/17	1,697,960
Svenska Handelsbanken AB(a)
2,875,000	0.697		03/21/16	2,885,458
The Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
1,500,000	1.450		09/08/17	1,486,124
The Huntington National Bank(a)(c)
1,800,000	0.658		04/24/17	1,798,132
UBS AG
1,526,000	3.875		01/15/15	1,527,613
Union Bank NA(a)
2,300,000	1.005		09/26/16	2,311,794
Wells Fargo & Co.
4,125,000	1.250		02/13/15	4,128,968

				138,172,722

Chemicals – 0.6%
Praxair, Inc.
3,125,000	1.050		11/07/17	3,087,793

Diversified Manufacturing – 0.4%
Amphenol Corp.
925,000	1.550		09/15/17	919,413
1,000,000	2.550	(c)	01/30/19	1,005,457

				1,924,870

Electric – 1.3%
Alabama Power Co.
450,000	0.550		10/15/15	449,723
Commonwealth Edison Co.(c)
525,000	2.150		01/15/19	523,868
Duke Energy Progress, Inc.(a)
2,300,000	0.435		03/06/17	2,293,006
Electricite de France(a)(b)
3,125,000	0.691		01/20/17	3,133,506
Virginia Electric and Power Co.(c)
900,000	1.200		01/15/18	884,117

				7,284,220

Energy – 2.2%
Anadarko Petroleum Corp.
1,425,000	6.375		09/15/17	1,584,532
BP Capital Markets PLC
4,425,000	3.125		10/01/15	4,504,349
Halliburton Co.
1,925,000	1.000		08/01/16	1,915,135
Statoil ASA(a)
1,200,000	0.522		05/15/18	1,198,436
Transocean, Inc.
900,000	4.950		11/15/15	903,375
Weatherford International Ltd.
1,250,000	9.625		03/01/19	1,481,783

				11,587,610

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance – 0.3%
Caterpillar Financial Services Corp.
$1,875,000	0.700%	11/06/15	$ 1,878,253

Food and Beverage – 4.6%
Anheuser-Busch InBev Worldwide, Inc.
4,125,000	0.800	07/15/15	4,131,616
Cargill, Inc.(b)
1,700,000	1.900	03/01/17	1,717,740
ConAgra Foods, Inc.
1,975,000	1.900	01/25/18	1,961,955
Diageo Capital PLC
2,825,000	0.625	04/29/16	2,811,130
Pernod-Ricard SA(b)
1,600,000	2.950	01/15/17	1,636,465
SABMiller Holdings, Inc.(b)
1,625,000	2.450	01/15/17	1,657,936
Starbucks Corp.
3,725,000	0.875	12/05/16	3,707,071
Suntory Holdings, Ltd.(b)
2,850,000	1.650	09/29/17	2,841,387
Sysco Corp.
2,500,000	1.450	10/02/17	2,494,744
WM Wrigley Jr Co.(b)
1,900,000	2.000	10/20/17	1,913,707

			24,873,751

Health Care - Medical Products – 0.3%
Thermo Fisher Scientific, Inc.
1,675,000	1.300	02/01/17	1,666,510

Health Care Services – 1.2%
Covidien International Finance SA
2,525,000	2.800	06/15/15	2,548,988
McKesson Corp.
950,000	3.250	03/01/16	972,396
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,722,903

			6,244,287

Life Insurance – 1.9%
American International Group, Inc.
1,475,000	5.850	01/16/18	1,648,430
Metropolitan Life Global Funding I(a)(b)
3,875,000	0.609	04/10/17	3,885,447
Principal Life Global Funding II(b)
3,200,000	1.125	09/18/15	3,212,944
Reliance Standard Life Global Funding II(b)
1,375,000	2.500	04/24/19	1,381,341

			10,128,162

Media - Cable – 0.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2,450,000	2.400	03/15/17	2,496,065
Time Warner Cable, Inc.
1,725,000	5.850	05/01/17	1,881,843

			4,377,908

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.8%
NBCUniversal Enterprise, Inc.(a)(b)
$3,500,000	0.768%	04/15/16	$ 3,506,318
Thomson Reuters Corp.
850,000	0.875	05/23/16	846,914

			4,353,232

Metals & Mining – 1.0%
BHP Billiton Finance USA Ltd.(a)
2,050,000	0.507	09/30/16	2,049,268
Glencore Finance Canada Ltd.(b)
1,625,000	2.700	10/25/17	1,644,024
Rio Tinto Finance USA PLC(c)
1,750,000	2.000	03/22/17	1,769,503

			5,462,795

Noncaptive - Financial – 1.3%
American Express Credit Corp.
3,650,000	2.750	09/15/15	3,706,312
General Electric Capital Corp.
2,875,000	5.625	09/15/17	3,184,228

			6,890,540

Pharmaceuticals – 1.3%
AbbVie, Inc.
1,750,000	1.750	11/06/17	1,748,630
Bayer US Finance LLC(a)(b)
3,350,000	0.510	10/06/17	3,344,510
Forest Laboratories, Inc.(b)
1,825,000	4.375	02/01/19	1,927,875

			7,021,015

Real Estate Investment Trust – 2.6%
ERP Operating LP
1,725,000	5.750	06/15/17	1,888,872
HCP, Inc.
2,550,000	6.000	01/30/17	2,777,048
Health Care REIT, Inc.
2,575,000	4.700	09/15/17	2,769,196
Senior Housing Properties Trust(c)
1,625,000	3.250	05/01/19	1,635,100
Ventas Realty LP
1,714,000	1.550	09/26/16	1,720,498
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
3,425,000	1.750	09/15/17	3,406,567

			14,197,281

Retailers - Food & Drug – 0.2%
Walgreens Boots Alliance, Inc.
1,175,000	1.750	11/17/17	1,170,797

Technology(a) – 1.2%
Cisco Systems, Inc.
2,675,000	0.515	03/03/17	2,675,465
Hewlett-Packard Co.
4,000,000	1.170	01/14/19	3,931,560

			6,607,025

Transportation(b) – 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,300,000	3.750	05/11/17	1,359,346
1,625,000	2.875	07/17/18	1,651,831

			3,011,177

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wireless Telecommunications – 2.2%
Telefonica Emisiones SAU
$1,050,000	3.992%	02/16/16	$ 1,079,925
Verizon Communications, Inc.
10,550,000	0.700	11/02/15	10,545,284

			11,625,209

TOTAL CORPORATE OBLIGATIONS			$273,071,847

Agency Debentures – 1.1%
FFCB
$2,900,000	0.250%	12/02/15	$ 2,898,950
FHLB
1,500,000	0.300	01/04/16	1,499,807
FNMA(d)
1,700,000	0.375	03/16/15	1,700,748

TOTAL AGENCY DEBENTURES			$ 6,099,505

Asset-Backed Securities – 10.5%
Autos – 1.8%
Ally Master Owner Trust Series 2012-5, Class A
$4,600,000	1.540%	09/15/19	$ 4,594,792
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(a)
4,400,000	0.541	01/15/18	4,400,592
Huntington Auto Trust Series 2012-1,Class A3
787,847	0.810	09/15/16	788,434

			9,783,818

Credit Card – 2.3%
Bank of America Credit Card Trust Series 2014-A1, Class A(a)
7,000,000	0.541	06/15/21	6,985,885
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
5,400,000	1.020	02/22/19	5,374,340

			12,360,225

Home Equity(a) – 0.1%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	31,187
Centex Home Equity Series 2004-D, Class MV3
137,626	1.155	09/25/34	96,574
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
41,020	2.405	05/25/34	16,681

			144,442

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
30,648	4.350	04/15/40	31,111

Student Loan(a) – 6.3%
Access Group, Inc. Series 2004-1, Class A2
6,821,049	0.465	09/26/33	6,715,971
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
7,100,000	0.365	12/26/24	7,011,132
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
3,947,582	0.969	06/25/26	3,967,141

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
Education Loan Asset-Backed Trust Series 2012-1, Class A1(b)
$45,582	0.620%	06/25/22	$ 45,583
Educational Services of America, Inc. Series 2010-1, Class A1(b)
3,383,193	1.084	07/25/23	3,403,888
Educational Services of America, Inc. Series 2014-1, Class A(b)
3,731,753	0.870	02/25/39	3,722,892
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
3,193,072	0.870	12/26/31	3,185,403
Scholar Funding Trust Series 2012-B, Class A1(b)
2,728,179	0.570	10/28/25	2,721,621
SLM Student Loan Trust Series 2003-12, Class A5(b)
2,096,391	0.521	09/15/22	2,093,213
SLM Student Loan Trust Series 2007-2, Class A2
736,136	0.234	07/25/17	735,221
US Education Loan Trust LLC Series 2006-1, Class A2(b)
168,945	0.364	03/01/25	168,760

			33,770,825

TOTAL ASSET-BACKED SECURITIES			$ 56,090,421

Foreign Debt Obligations – 1.9%
Sovereign(b) – 0.2%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,094,764

Supranational(a) – 1.7%
Asian Development Bank
9,400,000	0.170	05/29/15	9,398,496

TOTAL FOREIGN DEBT OBLIGATIONS			$ 10,493,260

Government Guarantee Obligation(a)(e) – 3.5%
FMS Wertmanagement
$18,600,000	0.481%	06/30/15	$ 18,618,693

U.S. Treasury Obligations – 15.2%
United States Treasury Inflation Protected Securities
$3,615,810	0.500%	04/15/15	$ 3,568,334
8,068,200	0.125	04/15/16	8,042,947
United States Treasury Notes(d)
70,000,000	0.125	04/30/15	70,015,402

TOTAL U.S. TREASURY OBLIGATIONS			$ 81,626,683

Shares	Description	Value
Investment Company(f) – 13.1%
70,273,828	Goldman Sachs Financial Square Government Fund	70,273,828

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$516,274,237

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 3.0%
Certificate of Deposit – 3.0%
Barton Capital Corp.
$7,100,000	0.193%	01/08/15	$ 7,099,738
Credit Agricole
5,625,000	0.244	02/02/15	5,623,800
Electricite De France SA
3,250,000	0.767	01/15/16	3,224,338

TOTAL SHORT-TERM INVESTMENTS			$ 15,947,876

TOTAL INVESTMENTS – 99.2%			$532,222,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			4,095,010

NET ASSETS – 100.0%			$536,317,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $112,064,928, which represents approximately 20.9% of net assets as of December 31, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	A portion of these securities is segregated as collateral for initial margin requirements on futures transactions.

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $18,618,693, which represents approximately 3.5% of net assets as of December 31, 2014.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
LP	— Limited Partnership
REIT	— Real Estate Investment Trust
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	(40)	March 2015	$(8,743,750)	$16,511
5 Year U.S. Treasury Notes	(648)	March 2015	(77,066,438)	100,557

TOTAL				$117,068

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$532,708,104

Gross unrealized gain	669,822
Gross unrealized loss	(1,155,813)

Net unrealized security loss	$(485,991)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 46.2%
Collateralized Mortgage Obligations – 3.5%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$604,600	1.050%	11/25/29	$ 585,239

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
41,841	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
45,221	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
3,978	9.500	07/25/22	534
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
23,368	0.123	08/25/33	143
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
6,007	0.320	07/25/33	69

			746

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
20,003	25.964	10/16/31	30,278
GNMA Series 2001-51, Class SA
15,643	31.802	10/16/31	25,789
GNMA Series 2001-51, Class SB
19,630	25.964	10/16/31	31,468
GNMA Series 2002-13, Class SB
70,402	36.815	02/16/32	112,968

			200,503

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
5,773	0.000	10/25/21	5,615

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
177,037	0.720	02/25/48	177,291
FHLMC REMIC Series 1760, Class ZB
148,239	1.760	05/15/24	150,014

			327,305

Sequential Fixed Rate – 3.1%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	596,161
FHLMC REMIC Series 2329, Class ZA
885,199	6.500	06/15/31	995,044
FHLMC REMIC Series 4273, Class PD
1,709,576	6.500	11/15/43	1,967,387
FNMA REMIC Series 2001-53, Class GH
17,306	8.000	09/25/16	17,699
FNMA REMIC Series 2011-52, Class GB
1,400,000	5.000	06/25/41	1,549,323
FNMA REMIC Series 2011-99, Class DB
1,225,000	5.000	10/25/41	1,364,140
FNMA REMIC Series 2012-111, Class B
269,394	7.000	10/25/42	307,333

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-153, Class B
$980,673	7.000%	07/25/42	$ 1,126,643
GNMA Series 2002-42, Class KZ
2,393,319	6.000	06/16/32	2,679,885
NCUA Guaranteed Notes Series 2010-R1, Class 2A
95,783	1.840	10/07/20	96,079
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,568,454

			14,268,148

Sequential Floating Rate(a) – 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
663,921	0.607	10/07/20	667,267

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 16,054,823

Commercial Mortgage-Backed Securities – 5.5%
Sequential Floating Rate – 5.5%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4(a)
3,173,270	5.889	07/10/44	3,338,919
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A(a)
5,350,043	6.056	12/10/49	5,888,862
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A(a)
4,193,634	5.526	01/15/49	4,418,153
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(a)
3,133,219	5.858	07/15/44	3,426,540
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
5,238,298	5.166	12/12/49	5,524,220
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A(a)
2,694,795	5.509	11/12/49	2,878,928

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 25,475,622

Federal Agencies – 37.2%
Adjustable Rate FHLMC(a) – 0.3%
152,553	2.349	11/01/32	161,684
1,249,674	2.375	09/01/33	1,327,262

			1,488,946

Adjustable Rate FNMA(a) – 1.1%
129,931	2.249	11/01/32	138,585
243,486	2.124	12/01/32	257,776
1,385,993	1.790	05/01/33	1,446,697
34,004	2.339	06/01/33	36,082
1,024,841	2.219	10/01/33	1,085,450
1,084,475	2.320	02/01/35	1,151,708
1,005,799	2.012	09/01/35	1,060,997

			5,177,295

Adjustable Rate GNMA(a) – 0.8%
73,254	1.625	06/20/23	74,714
34,347	1.625	07/20/23	35,028
34,689	1.625	08/20/23	35,381
92,985	1.625	09/20/23	94,856
27,925	1.625	03/20/24	28,531
244,691	1.625	04/20/24	249,939
28,813	1.625	05/20/24	29,438
207,053	1.625	06/20/24	211,569
43,059	2.000	06/20/24	44,383
65,352	1.625	07/20/24	66,768
71,256	2.000	07/20/24	73,476

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$123,571	1.625%	08/20/24	$ 126,267
61,247	2.000	08/20/24	63,168
58,580	1.625	09/20/24	59,866
73,940	2.000	11/20/24	76,303
29,064	2.000	12/20/24	29,999
44,211	2.500	12/20/24	46,371
50,393	2.000	01/20/25	52,025
26,140	2.000	02/20/25	26,993
93,329	2.000	05/20/25	96,430
77,158	2.000	07/20/25	79,753
36,374	1.625	02/20/26	37,286
1,824	1.625	07/20/26	1,870
47,209	1.625	01/20/27	48,460
44,084	2.000	01/20/27	45,658
36,421	1.625	02/20/27	37,391
259,432	1.625	04/20/27	266,329
29,327	1.625	05/20/27	30,082
32,639	1.625	06/20/27	33,515
11,362	1.625	11/20/27	11,667
270	2.000	11/20/27	280
43,937	1.625	12/20/27	45,121
85,542	1.625	01/20/28	87,937
31,057	1.625	02/20/28	31,927
34,718	1.625	03/20/28	35,698
144,476	1.625	07/20/29	148,733
81,114	1.625	08/20/29	83,512
19,695	1.625	09/20/29	20,255
82,293	1.625	10/20/29	84,722
96,983	1.625	11/20/29	99,855
24,119	1.625	12/20/29	24,828
29,689	1.625	01/20/30	30,601
14,108	1.625	02/20/30	14,526
78,441	1.625	03/20/30	80,861
92,709	1.625	04/20/30	95,560
139,629	1.625	05/20/30	143,926
100,453	2.000	05/20/30	104,815
22,390	1.625	06/20/30	23,081
193,849	2.000	07/20/30	202,324
41,737	2.000	09/20/30	43,572
70,657	1.625	10/20/30	72,831
142,700	1.625	03/20/32	147,446

			3,735,927

FHLMC – 2.2%
120	7.000	02/01/15	120
1,600	8.000	07/01/15	1,611
8,501	7.000	09/01/17	8,895
3,969	7.000	10/01/17	4,165
24,267	5.500	05/01/18	25,765
322,393	5.500	06/01/18	341,139
13,905	4.500	09/01/18	14,610
4,074	10.000	10/01/18	4,091
97,334	5.000	06/01/19	103,165
4,680	10.000	07/01/20	4,700
39,909	10.000	10/01/20	45,666
51,901	6.500	07/01/21	58,968
3,735	6.500	08/01/22	4,243
45,118	9.000	10/01/22	52,515
198,584	4.500	10/01/23	215,121
1,089,729	5.000	08/01/24	1,185,668
177,164	6.500	07/01/28	197,289
969,562	4.500	03/01/29	1,056,136
4,637	8.000	07/01/30	5,620
14,015	7.500	12/01/30	14,491
54,400	7.000	04/01/31	63,686

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$38,106	5.000%	08/01/33	$ 42,181
7,194	5.000	09/01/33	7,963
16,942	5.000	10/01/33	18,754
19,933	5.500	09/01/34	22,387
621,780	6.000	10/01/34	712,456
8,510	5.000	11/01/34	9,415
524,621	5.000	12/01/34	580,378
1,823	5.500	03/01/35	2,040
27,471	5.000	07/01/35	30,390
3,601	5.500	07/01/35	4,044
12,445	5.000	11/01/35	13,776
9,700	5.500	11/01/35	10,907
52,248	5.000	12/01/35	57,854
127,129	5.500	01/01/36	142,946
405	5.500	02/01/36	455
5,449	6.000	06/01/36	6,187
119,551	5.000	02/01/37	131,675
8,698	5.000	03/01/38	9,580
200,826	5.500	03/01/38	225,027
71,738	5.500	04/01/38	80,383
13,059	5.500	11/01/38	14,749
19,370	5.500	12/01/38	21,681
843,819	7.000	02/01/39	968,151
6,254	5.500	03/01/39	7,056
349,732	5.000	07/01/39	385,486
8,892	5.500	10/01/39	9,978
14,349	5.500	03/01/40	16,038
42,000	5.500	06/01/40	47,081
20,960	5.000	08/01/40	23,149
1,634,001	5.500	08/01/40	1,822,079
5,315	4.500	11/01/40	5,766
17,832	5.000	04/01/41	19,738
18,872	5.000	06/01/41	20,889
705,639	5.000	07/01/41	781,046
27,719	3.000	05/01/42	28,038
336,012	3.500	06/01/42	351,750
28,283	3.000	08/01/42	28,608
30,525	3.000	01/01/43	30,877
107,245	3.000	02/01/43	108,579

			10,207,201

FNMA – 29.3%
1,655	7.000	03/01/15	1,659
960	8.000	01/01/16	978
38,215	8.000	11/01/16	39,150
56,462	5.000	08/01/17	59,486
2,220,348	2.800	03/01/18	2,299,867
1,898,025	3.740	05/01/18	2,024,115
1,690,000	3.840	05/01/18	1,809,140
20,491	4.500	08/01/18	21,554
203,070	5.000	09/01/18	214,144
1,058,163	5.000	10/01/18	1,116,315
4,400,000	4.506	06/01/19	4,774,205
53,420	6.500	08/01/19	60,836
932,615	3.416	10/01/20	987,948
12,706	9.500	10/01/20	12,816
623,918	3.615	12/01/20	668,702
2,231,773	4.380	06/01/21	2,483,423
372,401	5.500	02/01/23	416,132
621,004	5.500	08/01/23	693,929
181,488	6.000	11/01/28	207,316
10,104	6.500	11/01/28	11,283
36,044	5.000	02/01/30	40,000
92,584	7.000	07/01/31	107,175
548	6.000	03/01/32	629

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,895	5.500%	03/01/33	$ 2,131
6,288	6.000	03/01/33	7,213
5,751,090	5.500	04/01/33	6,497,151
2,273	6.000	05/01/33	2,607
8,945	5.000	07/01/33	9,927
1,376,335	5.500	07/01/33	1,513,279
48,728	5.000	08/01/33	53,935
50,495	5.000	09/01/33	56,027
26,772	5.500	09/01/33	30,158
4,053	5.000	12/01/33	4,497
44,756	5.500	12/01/33	50,586
2,019	6.000	12/01/33	2,318
262,318	5.000	02/01/34	291,059
75,903	5.500	02/01/34	85,432
3,057	5.500	03/01/34	3,438
7,892	5.500	04/01/34	8,894
385,950	5.500	05/01/34	434,085
205	5.500	06/01/34	232
16,295	5.500	08/01/34	18,456
7,765	5.500	09/01/34	8,746
8,837	5.500	10/01/34	9,991
39,870	5.500	11/01/34	44,859
74,746	5.500	12/01/34	84,483
1,455,078	5.000	02/01/35	1,614,502
13,243	5.500	02/01/35	14,893
11,481	5.500	04/01/35	12,968
328,436	6.000	04/01/35	376,730
10,640	5.000	05/01/35	11,851
8,975	5.500	05/01/35	10,064
19,910	5.000	07/01/35	22,043
14,168	5.500	07/01/35	15,986
7,202	5.000	08/01/35	8,003
1,338	5.500	08/01/35	1,515
193	6.000	08/01/35	219
14,783	5.500	09/01/35	16,721
498,747	4.500	10/01/35	542,682
135,855	6.000	10/01/35	154,589
69,243	6.000	11/01/35	78,597
6,188	5.500	12/01/35	7,012
305	5.500	02/01/36	344
60,810	6.000	03/01/36	69,192
8,147	5.500	04/01/36	9,135
122,502	6.000	04/01/36	139,372
3,588	4.500	07/01/36	3,899
63,993	5.500	09/01/36	71,963
928	5.500	02/01/37	1,045
26,184	5.500	04/01/37	29,527
1,394	5.500	05/01/37	1,569
650	5.500	06/01/37	732
1,663,977	5.500	08/01/37	1,865,784
401,921	6.000	10/01/37	454,807
359,374	7.500	11/01/37	395,237
370	5.500	12/01/37	416
222,800	6.000	12/01/37	252,315
22,835	5.500	02/01/38	25,608
11,316	5.500	03/01/38	12,730
16,847	6.000	03/01/38	19,063
35,286	5.500	04/01/38	39,772
871,842	6.000	04/01/38	987,384
11,661	5.500	05/01/38	13,142
458,116	6.000	05/01/38	518,806
2,353	5.500	06/01/38	2,649
3,093	5.500	07/01/38	3,482
2,846	5.500	08/01/38	3,203
2,957	5.500	09/01/38	3,328
652,508	6.000	09/01/38	738,983

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$136,797	6.000%	11/01/38	$ 154,919
970	5.500	12/01/38	1,092
14,359	5.500	02/01/39	16,192
3,884	4.500	03/01/39	4,217
590,226	7.000	03/01/39	677,984
6,840	4.500	04/01/39	7,426
19,234	4.500	05/01/39	21,128
271,997	4.500	06/01/39	295,284
11,989	5.500	06/01/39	13,495
10,888	4.000	08/01/39	11,627
54,206	4.500	08/01/39	59,584
310,402	6.000	09/01/39	351,522
2,182,346	4.500	10/01/39	2,369,188
104,151	6.000	10/01/39	117,981
10,587	5.500	11/01/39	11,831
826,852	4.500	12/01/39	908,892
735,757	5.500	12/01/39	828,044
846,890	4.500	05/01/40	920,133
602,500	5.000	07/01/40	670,799
214,847	6.000	07/01/40	243,309
1,240,012	4.500	09/01/40	1,347,253
479,250	6.000	10/01/40	542,739
1,052,199	4.500	04/01/41	1,143,351
670,443	4.500	05/01/41	728,523
1,354,307	6.000	05/01/41	1,533,719
63,738	6.000	06/01/41	72,182
10,008	4.500	07/01/41	10,875
280,458	5.000	07/01/41	310,574
319,352	4.500	08/01/41	347,445
306,978	5.000	10/01/41	339,941
865,149	4.500	01/01/42	940,096
575,324	5.000	04/01/42	637,102
135,934	3.000	05/01/42	137,971
151,084	3.000	06/01/42	153,348
1,138,227	3.000	08/01/42	1,158,171
307,301	4.500	08/01/42	337,743
1,030,405	3.000	09/01/42	1,049,203
139,260	3.000	10/01/42	141,811
738,305	3.000	11/01/42	751,203
6,439,793	3.000	12/01/42	6,549,005
793,102	2.500	01/01/43	776,505
5,229,680	3.000	01/01/43	5,320,758
2,183,257	3.000	02/01/43	2,221,197
1,020,311	2.500	03/01/43	998,947
1,199,538	3.000	03/01/43	1,220,764
1,689,566	3.000	04/01/43	1,719,463
986,649	3.000	05/01/43	1,004,108
173,031	3.000	06/01/43	176,092
1,538,203	3.000	07/01/43	1,565,422
26,000,000	3.500	TBA-30yr(e)	27,048,829
19,000,000	4.000	TBA-30yr(e)	20,260,859
11,000,000	4.500	TBA-30yr(e)	11,944,453

			135,996,467

GNMA – 3.5%
22	9.000	08/15/16	22
554,467	3.950	07/15/25	588,487
118,755	7.000	12/15/27	138,057
16,117	6.500	08/15/28	18,392
212,599	6.000	01/15/29	245,922
237,833	7.000	10/15/29	278,266
122,233	5.500	11/15/32	138,938

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,433,403	5.500%	12/15/32	$ 1,629,294
97,452	5.500	01/15/33	110,606
106,628	5.500	02/15/33	121,021
110,677	5.500	03/15/33	125,616
129,661	5.500	07/15/33	146,785
69,032	5.500	08/15/33	78,351
55,336	5.500	09/15/33	62,805
57,288	5.500	04/15/34	64,958
69,827	5.500	05/15/34	79,176
733,919	5.500	06/15/34	832,178
620,211	5.500	09/15/34	703,247
464,472	5.500	12/15/34	526,657
503,207	5.500	01/15/35	565,642
350,313	5.000	03/15/38	386,013
2,637	5.000	11/15/38	2,905
7,000,000	3.500	TBA-30yr(e)	7,350,547
2,000,000	5.000	TBA-30yr(e)	2,201,484

			16,395,369

TOTAL FEDERAL AGENCIES			$173,001,205

TOTAL MORTGAGE-BACKED OBLIGATIONS			$214,531,650

Agency Debentures – 9.8%
FFCB
$1,500,000	1.460%	11/19/19	$ 1,452,370
FHLB
1,500,000	1.530	11/21/19	1,475,224
2,200,000	1.875	03/13/20	2,197,740
2,800,000	3.000	09/10/21	2,938,486
3,700,000	2.125	06/09/23	3,589,085
1,900,000	3.250	06/09/23	2,008,933
2,100,000	3.375	09/08/23	2,238,682
300,000	3.375	12/08/23	320,015
FHLMC
5,100,000	5.050	01/26/15	5,116,636
FNMA
2,600,000	6.250	05/15/29	3,650,690
4,000,000	6.625	11/15/30	5,928,903
New Valley Generation III
2,737,571	4.929	01/15/21	3,040,846
Small Business Administration
15,584	7.500	04/01/17	16,231
38,867	6.300	05/01/18	40,822
21,388	6.300	06/01/18	22,365
Tennessee Valley Authority
6,500,000	3.875	02/15/21	7,163,090
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,275,243

TOTAL AGENCY DEBENTURES			$ 45,475,361

Asset-Backed Securities(a) – 3.1%
Student Loan – 3.1%
Access Group, Inc. Series 2005-2, Class A3
$2,072,489	0.413%	11/22/24	$ 2,058,629
Alaska State Student Loan Corp. Series 2013, Class A
4,396,530	0.669	08/25/31	4,407,257
Scholar Funding Trust Series 2013-A, Class A(d)
3,842,255	0.820	01/30/45	3,824,364
SLM Student Loan Trust Series 2008-5, Class A4
3,900,000	1.934	07/25/23	4,071,187
US Education Loan Trust LLC Series 2006-1, Class A2(d)
161,600	0.364	03/01/25	161,422

TOTAL ASSET-BACKED SECURITIES			$ 14,522,859

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligation – 0.5%
New Jersey – 0.5%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%		02/15/29	$ 2,549,020

Government Guarantee Obligations(f) – 1.7%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%		10/30/20	$ 4,692,000
Israel Government AID Bond
1,400,000	5.500		09/18/23	1,732,398
500,000	5.500		12/04/23	619,911
700,000	5.500		04/26/24	871,643

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 7,915,952

U.S. Treasury Obligations – 49.7%
United States Treasury Bonds
$650,000	2.750%		11/15/42	$ 649,798
10,010,000	3.625	(g)	08/15/43	11,779,768
5,900,000	3.750	(g)	11/15/43	7,096,343
5,500,000	3.625		02/15/44	6,476,250
5,200,000	3.375		05/15/44	5,857,904
3,000,000	3.000		11/15/44	3,152,580
United States Treasury Inflation Protected Securities
3,042,448	0.125		01/15/22	2,965,900
3,083,510	0.625		01/15/24	3,103,738
1,216,567	2.500		01/15/29	1,514,054
1,375,448	1.375		02/15/44	1,563,499
United States Treasury Notes
32,000,000	0.375		01/31/16	32,023,362
78,800,000	0.375	(g)	02/15/16	78,818,907
5,400,000	0.750		01/15/17	5,404,212
2,700,000	0.875		04/15/17	2,703,591
5,200,000	0.875		08/15/17	5,185,596
13,800,000	1.500		01/31/19	13,805,382
5,700,000	1.625		03/31/19	5,724,282
2,500,000	1.625		04/30/19	2,508,300
16,200,000	1.750		09/30/19	16,287,318
6,400,000	1.625		12/31/19	6,390,528
4,700,000	2.000		10/31/21	4,710,810
4,700,000	2.125		12/31/21	4,745,684
1,000,000	2.500		05/15/24	1,029,450
7,400,000	2.375		08/15/24	7,532,386

TOTAL U.S. TREASURY OBLIGATIONS				$231,029,642

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Shares	Description	Value
Investment Company(h) – 2.9%
13,210,760	Goldman Sachs Financial Square Government Fund	$ 13,210,760

TOTAL INVESTMENTS – 113.9%		$529,235,244

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.9)%		(64,454,251)

NET ASSETS – 100.0%		$464,780,993

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,163,077, which represents approximately 0.9% of net assets as of December 31, 2014.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $68,806,172 which represents approximately 14.8% of net assets as of December 31, 2014.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,915,952, which represents approximately 1.7% of net assets as of December 31, 2014.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Represents an Affiliated Fund.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	112	June 2015	$27,878,200	$6,401
Eurodollars	56	September 2015	13,909,000	6,764
Ultra Long U.S. Treasury Bonds	(81)	March 2015	(13,380,188)	(476,019)
2 Year U.S Treasury Notes	79	March 2015	17,268,906	(8,594)
5 Year U.S. Treasury Notes	276	March 2015	32,824,594	(22,792)
10 Year U.S. Treasury Notes	(50)	March 2015	(6,339,844)	(5,283)
20 Year U.S. Treasury Bonds	(1)	March 2015	(144,562)	781

TOTAL				$(498,742)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,100	08/04/17	3 month LIBOR	2.195%	$(7,244)	$(10,499)
	7,500	08/04/21	3.025%	3 month LIBOR	34,901	171,119
	22,500	03/18/22	3 month LIBOR	2.500	(688,930)	132,219
	4,100	08/04/26	3 month LIBOR	3.409	(56,839)	(205,971)
	800	03/18/30	3 month LIBOR	3.250	(77,705)	6,639

TOTAL					$(795,817)	$93,507

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$517,237,238

Gross unrealized gain	13,600,292
Gross unrealized loss	(1,602,286)

Net unrealized security gain	$11,998,006

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 1.5%
Banks – 1.5%
Bank of Montreal
$4,000,000	2.850%	06/09/15	$ 4,040,020
Bank of Nova Scotia
700,000	1.650	10/29/15	706,318
Canadian Imperial Bank of Commerce
1,900,000	2.600	07/02/15	1,919,384
DnB Boligkreditt AS
800,000	1.450	03/21/18	793,358

TOTAL CORPORATE OBLIGATIONS			$ 7,459,080

Mortgage-Backed Obligations – 32.8%
Collateralized Mortgage Obligations – 23.1%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$377	1,004.961%	12/25/20	$ 3,699

Regular Floater(c) – 14.6%
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
3,089,941	0.467	09/20/66	2,976,289
Collateralized Mortgage Securities Corp. Series N, Class 2
12,898	0.833	08/25/17	12,915
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
531,112	0.720	02/25/48	531,874
FHLMC REMIC Series 1826, Class F
42,573	0.561	09/15/21	42,650
FHLMC REMIC Series 3208, Class FD
2,535,181	0.561	08/15/36	2,546,504
FHLMC REMIC Series 3208, Class FE
4,339,499	0.561	08/15/36	4,358,881
FHLMC REMIC Series 3208, Class FG
2,466,663	0.561	08/15/36	2,477,680
FHLMC REMIC Series 3371, Class FA
844,448	0.761	09/15/37	854,905
FHLMC REMIC Series 3374, Class FT
802,714	0.461	04/15/37	802,046
FHLMC REMIC Series 3471, Class FB
3,866,879	1.161	08/15/35	3,961,558
FHLMC REMIC Series 3545, Class FA
1,234,205	1.011	06/15/39	1,252,427
FHLMC REMIC Series 3588, Class CW
3,588,353	2.395	10/15/37	3,758,606
FHLMC REMIC Series 4039, Class FA
5,483,157	0.661	05/15/42	5,545,388
FHLMC REMIC Series 4316, Class FY
1,754,208	0.561	11/15/39	1,763,693
FHLMC STRIPS Series 237, Class F23
740,023	0.561	05/15/36	743,415
FNMA REMIC Series 1990-145, Class A
153,217	1.101	12/25/20	153,909
FNMA REMIC Series 06-72, Class XF
1,493,642	0.670	08/25/36	1,502,680
FNMA REMIC Series 09-75, Class MF
1,958,176	1.320	09/25/39	1,995,407
FNMA REMIC Series 1997-20, Class F
334,558	0.630	03/25/27	330,576
FNMA REMIC Series 1998-66, Class FC
97,039	0.662	11/17/28	97,737
FNMA REMIC Series 2007-33, Class HF
105,458	0.520	04/25/37	106,109

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2007-92, Class OF
$788,714	0.740%	09/25/37	$ 797,150
FNMA REMIC Series 2008-22, Class FD
1,396,412	1.010	04/25/48	1,415,192
FNMA REMIC Series 2010-123, Class FL
5,166,991	0.600	11/25/40	5,183,163
FNMA REMIC Series 2011-110, Class FE
5,503,550	0.570	04/25/41	5,537,541
FNMA REMIC Series 2011-53, Class FT
1,089,010	0.750	06/25/41	1,101,418
FNMA REMIC Series 2012-56, Class FG
4,587,905	0.670	03/25/39	4,620,225
FNMA REMIC Series 2014-19, Class FA
1,750,287	0.570	11/25/39	1,759,706
FNMA REMIC Series 2014-19, Class FJ
1,927,878	0.570	11/25/39	1,938,218
GNMA REMIC Series 2010-53, Class FC
1,809,299	0.985	04/20/40	1,845,678
GNMA REMIC Series 2012-12, Class HF
2,109,364	0.565	01/20/42	2,122,205
NCUA Guaranteed Notes Series 2010-A1, Class A
461,409	0.512	12/07/20	462,240
NCUA Guaranteed Notes Series 2011-R1, Class 1A
817,475	0.618	01/08/20	821,914
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,403,736	0.568	02/06/20	2,411,905
NCUA Guaranteed Notes Series 2011-R3, Class 1A
2,248,176	0.559	03/11/20	2,255,729
NCUA Guaranteed Notes Series 2011-R4, Class 1A
2,459,596	0.548	03/06/20	2,464,688
NCUA Guaranteed Notes Series 2011-R5, Class 1A
1,851,723	0.537	04/06/20	1,854,327

			72,406,548

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 4248, Class LM
1,494,436	6.500	05/15/41	1,719,821
NCUA Guaranteed Notes Series 2010-R1, Class 2A
59,865	1.840	10/07/20	60,050

			1,779,871

Sequential Floating Rate(c) – 8.1%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
6,698,684	0.550	07/25/20	6,712,578
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A
6,525,668	0.510	01/25/21	6,522,210
FHLMC Multifamily Structured Pass Through Certificates, Series KS02, Class A
7,941,957	0.536	08/25/23	7,941,956
FNMA ACES Series 2013-M11, Class FA
2,208,429	0.500	01/25/18	2,211,169
FNMA ACES Series 2014-M5, Class FA
1,932,318	0.507	01/25/17	1,933,331
Granite Master Issuer PLC Series 2006-3, Class A4
5,193,997	0.245	12/20/54	5,149,390
Granite Master Issuer PLC Series 2007-1, Class 2A1
281,708	0.305	12/20/54	279,478
Granite Master Issuer PLC Series 2007-1, Class 3A1
281,708	0.365	12/20/54	279,666
Granite Master Issuer PLC Series 2007-2, Class 4A1
6,690,573	0.252	12/17/54	6,634,265
Granite Mortgages PLC Series 2004-3, Class 2A1
1,407,163	0.527	09/20/44	1,400,722

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Leek Finance PLC Series 2017A, Class A2B(a)
$376,188	0.527%	12/21/37	$ 393,868
Leek Finance PLC Series 2018X, Class A2B
426,843	0.493	09/21/38	440,748

			39,899,381

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$114,089,499

Commercial Mortgage-Backed Securities(a)(c) – 2.6%
Sequential Floating Rate – 2.6%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class A
$517,828	1.311%	08/15/26	$ 517,799
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class A
4,700,000	1.059	06/11/27	4,692,292
Extended Stay America Trust Series 2013-ESFL, Class A2FL
1,400,000	0.857	12/05/31	1,394,025
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class A
900,000	0.941	04/15/30	899,227
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
5,300,000	1.111	12/15/28	5,286,828

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 12,790,171

Federal Agencies – 7.1%
Adjustable Rate FHLMC(c) – 2.4%
$19,305	1.918%	08/01/16	$ 19,405
27,323	2.865	08/01/18	27,923
15,904	2.510	11/01/18	16,175
117,173	2.816	11/01/18	118,432
5,360	2.283	02/01/19	5,452
21,176	1.930	03/01/19	21,429
14,173	2.551	03/01/19	14,484
21,738	2.192	06/01/19	22,099
7,246	2.270	07/01/19	7,377
443,501	2.672	11/01/19	453,950
271,224	6.876	11/01/19	290,717
21,272	2.768	01/01/20	21,647
41,083	1.926	05/01/21	41,797
11,645	1.929	10/01/26	11,785
539,793	3.354	08/01/28	572,973
230,705	2.387	05/01/29	239,375
22,321	4.165	06/01/29	24,267
41,119	1.917	04/01/30	42,339
35,015	4.373	06/01/30	38,068
137,160	2.427	12/01/30	143,901
30,190	2.473	02/01/31	31,742
8,779	2.280	06/01/31	9,320
1,987,676	2.360	05/01/34	2,119,012
1,866,448	2.252	05/01/35	1,987,476
224,223	3.463	05/01/35	233,543
5,033,541	2.406	01/01/38	5,474,623

			11,989,311

Adjustable Rate FNMA(c) – 2.8%
45,032	6.750	04/01/17	46,239
17,327	4.258	08/01/17	17,708
53,177	2.741	09/01/17	53,438
4,630	1.875	12/01/17	4,679

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$1,421	4.875%	12/01/17	$ 1,477
57,352	2.027	03/01/18	57,985
26,713	2.735	03/01/18	26,786
320,470	2.058	07/01/18	324,132
4,219	1.736	10/01/18	4,223
15,542	1.878	10/01/18	15,753
17,461	2.677	10/01/18	18,407
37,017	2.739	10/01/18	37,166
51,079	1.902	01/01/19	51,757
171,216	4.000	04/01/19	178,955
10,221	5.995	04/01/19	10,814
304,336	1.875	05/01/19	308,896
98,909	1.917	05/01/19	101,064
34,318	6.116	07/01/19	36,336
119,534	4.289	08/01/19	125,539
126,757	5.852	05/01/20	133,990
178,931	1.925	06/01/20	181,545
12,016	6.691	02/01/22	12,880
45,073	2.447	05/20/22	49,504
105,304	2.182	02/01/23	107,867
250,666	2.235	01/01/24	258,833
301,717	2.300	03/01/24	311,888
213,360	2.026	06/20/24	238,329
9,438	3.370	08/01/24	9,639
64,476	5.082	01/01/25	69,110
15,599	3.595	06/01/27	16,509
10,866	4.250	12/01/27	11,813
19,691	4.503	01/01/28	21,408
13,398	1.940	06/01/29	13,769
14,418	2.048	06/01/29	14,854
1,770,840	2.388	07/01/33	1,882,851
546,919	2.485	11/01/34	585,017
10,083	3.803	05/01/36	10,779
2,761,805	2.493	03/01/37	2,960,295
575,177	2.325	09/01/37	616,515
4,681,314	2.292	12/01/37	5,016,060
88,579	1.515	06/01/40	91,296
9,391	1.315	02/01/41	9,634

			14,045,739

Adjustable Rate GNMA(c) – 0.5%
1,431,744	1.625	04/20/33	1,480,783
294,160	1.625	05/20/33	306,343
553,732	1.625	08/20/34	572,941

			2,360,067

FHLMC – 0.2%
36,006	8.000	12/01/15	36,474
152,242	5.500	01/01/20	163,260
112,640	7.000	04/01/21	122,194
51,763	7.000	08/01/21	58,084
172,232	7.000	05/01/22	191,427
534,609	7.000	06/01/22	604,265
3,921	4.500	05/01/23	4,216

			1,179,920

FNMA – 1.2%
5,746	8.000	01/01/16	5,786
13,654	7.000	05/01/17	13,797
25,788	5.500	03/01/18	27,291
60,603	5.500	04/01/18	63,841
5,239	5.000	09/01/19	5,556
1,625	5.000	11/01/19	1,720

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$8,934	5.000%	01/01/20	$ 9,465
50,968	7.000	07/01/21	55,967
103,031	7.000	11/01/21	116,045
50,445	7.000	12/01/21	52,105
132,675	7.000	01/01/22	141,467
25,651	7.000	02/01/22	28,988
88,310	7.000	01/01/28	98,592
21,349	6.500	04/01/33	24,844
54,142	6.000	05/01/38	61,314
68,399	6.000	11/01/38	77,460
155,200	6.000	09/01/39	175,760
52,075	6.000	10/01/39	58,990
38,914	6.000	10/01/40	44,069
56,223	6.000	05/01/41	63,672
325,814	3.000	08/01/42	331,546
278,103	3.000	09/01/42	283,198
125,949	3.000	11/01/42	128,118
1,751,199	3.000	12/01/42	1,780,851
1,271,559	3.000	01/01/43	1,293,545
391,069	3.000	02/01/43	397,784
100,482	3.000	03/01/43	102,260
239,165	3.000	04/01/43	243,396

			5,687,427

GNMA – 0.0%
41,094	7.000	04/15/26	47,096

TOTAL FEDERAL AGENCIES			$ 35,309,560

TOTAL MORTGAGE-BACKED OBLIGATIONS			$162,189,230

Agency Debentures(c) – 13.1%
FFCB
$25,000,000	0.137%	06/30/16	$ 24,987,425
25,000,000	0.136	09/09/16	24,993,100
15,000,000	0.200	12/28/16	15,011,715

TOTAL AGENCY DEBENTURES			$ 64,992,240

Asset-Backed Securities – 32.0%
Auto(c) – 0.5%
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
$2,500,000	0.541%	01/15/18	$ 2,500,337

Collateralized Loan Obligations(c) – 10.0%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
1,150,000	1.101	04/18/24	1,115,201
ACIS CLO Ltd. Series 2013-2A, Class A(a)
2,400,000	0.753	10/14/22	2,349,833
Atrium X Series 2010-A, Class A(a)
2,750,000	1.349	07/16/25	2,693,955
B&M CLO Ltd. Series 2014-1A, Class A1(a)
750,000	1.629	04/16/26	739,871
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
227,425	0.517	06/20/17	227,203
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
1,436,220	0.483	04/29/19	1,409,762
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
1,963,685	0.502	02/01/22	1,939,936
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
1,556,128	0.502	02/01/22	1,538,995
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
700,000	0.982	11/21/22	687,781
Crown Point CLO Ltd. Series 2013-2A, Class A1L
2,850,000	1.200	12/14/23	2,781,039

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
Dryden XXVI Senior Loan Fund Series 2013-26A, Class A(a)
$1,800,000	1.331%	07/15/25	$ 1,762,614
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
397,490	0.507	11/01/17	397,225
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(a)
4,700,000	0.512	05/01/22	4,552,185
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
587,337	0.926	10/18/21	586,758
ICG US CLO Ltd. Series 2014-1A, Class A1(a)
2,100,000	1.381	04/20/26	2,048,569
KKR Financial CLO Ltd. Series 2013-1A, Class A1(a)
5,250,000	1.381	07/15/25	5,122,729
Liberty CLO Ltd. Series 2005-1A, Class A2(a)
3,317,538	0.607	11/01/17	3,302,539
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.053	11/22/23	1,027,372
OCP CLO Ltd. Series 2014-5A, Class A1(a)
2,350,000	1.234	04/26/26	2,276,807
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
1,000,000	1.158	04/17/25	971,199
OFSI Fund V Ltd. Series 2014-7A, Class A(a)
2,100,000	1.715	10/18/26	2,060,827
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)
2,250,000	1.261	03/20/25	2,182,819
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
2,000,000	1.562	01/22/25	1,977,454
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.528	01/17/25	1,981,036
Trinitas CLO Ltd. Series 2014-1A, Class A1(a)
600,000	1.761	04/15/26	595,379
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,544,403	0.457	08/01/22	1,522,929
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)
1,700,000	1.631	04/15/26	1,685,144

			49,537,161

Credit Card(c) – 2.3%
BA Credit Card Trust Series 2007-A11, Class A11
1,667,000	0.231	12/15/19	1,658,362
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	0.541	06/15/21	5,638,607
Chase Issuance Trust Series 2013-A2, Class A2
4,200,000	0.261	02/15/17	4,199,461

			11,496,430

Home Equity(a) – 2.0%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5, Class AT5
3,600,000	1.979	08/15/46	3,621,836
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
6,400,000	1.244	01/17/45	6,404,128

			10,025,964

Student Loan(c) – 17.2%
Academic Loan Funding Trust Series 2013-1, Class A(a)
4,566,138	0.969	12/26/44	4,553,126
Access Group, Inc. Series 2005-2, Class A3
2,412,748	0.413	11/22/24	2,396,612
Access Group, Inc. Series 2013-1, Class A(a)
2,287,483	0.670	02/25/36	2,256,454
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
3,135,110	0.970	02/25/41	3,137,471
Alaska State Student Loan Corp. Series 2013, Class A
3,405,763	0.669	08/25/31	3,414,073

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
$3,144,365	1.034%	02/25/43	$ 3,156,514
Brazos Higher Education Authority, Inc. Series 2005-2, Class A10
1,990,195	0.375	12/26/19	1,983,788
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
561,974	1.033	02/25/30	565,675
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
4,638,409	0.969	06/25/26	4,661,390
Education Loan Asset-Backed Trust Series 2012-1, Class A1(a)
22,791	0.620	06/25/22	22,791
Educational Services of America, Inc. Series 2010-1, Class A1(a)
4,287,456	1.084	07/25/23	4,313,683
Educational Services of America, Inc. Series 2012-1, Class A1(a)
5,020,500	1.320	09/25/40	5,102,808
Educational Services of America, Inc. Series 2014-1, Class A(a)
4,173,143	0.870	02/25/39	4,163,234
GCO Education Loan Funding Trust Series 2005-2, Class A6L
1,170,178	0.383	05/27/24	1,165,628
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,778,737	0.363	05/25/25	2,709,782
Goal Capital Funding Trust Series 2010-1, Class A(a)
106,528	0.933	08/25/48	106,873
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,499,729	1.183	02/25/42	2,514,129
Massachusetts Educational Financing Authority Series 2008-1, Class A1
973,480	1.184	04/25/38	978,076
Missouri Higher Education Loan Authority Series 2010-2, Class A1
4,672,540	1.083	08/27/29	4,693,036
Nelnet Student Loan Trust Series 2008-3, Class A4
4,500,000	1.883	11/25/24	4,653,483
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,394,675	0.870	12/26/31	1,391,325
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
73,899	0.834	04/25/19	73,907
Rhode Island Student Loan Authority Series 2012-1, Class A1
3,811,698	1.055	07/01/31	3,833,613
Rhode Island Student Loan Authority Series 2014-1, Class A1
149,243	0.856	10/02/28	148,879
Scholar Funding Trust Series 2012-B, Class A1(a)
3,791,706	0.570	10/28/25	3,782,592
SLC Student Loan Center Series 2011-1, Class A(a)
2,170,724	1.390	10/25/27	2,206,163
SLC Student Loan Trust Series 2010-1, Class A
1,338,936	1.108	11/25/42	1,350,173
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,514,060	0.521	09/15/22	1,511,765
SLM Student Loan Trust Series 2005-9, Class A6
3,100,000	0.784	10/26/26	3,110,776
SLM Student Loan Trust Series 2006-7, Class A4
71,298	0.304	04/25/22	71,252
SLM Student Loan Trust Series 2006-8, Class A4
222,557	0.314	10/25/21	221,895
SLM Student Loan Trust Series 2008-2, Class A3
1,000,000	0.984	04/25/23	1,006,487
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	1.934	07/25/23	1,304,868
SLM Student Loan Trust Series 2012-3, Class A
1,774,835	0.820	12/26/25	1,790,422
SLM Student Loan Trust Series 2012-6, Class A2
611,925	0.450	09/25/19	611,132
South Carolina Student Loan Corp. Series 2005, Class A2
428,644	0.356	12/01/20	427,873
US Education Loan Trust LLC Series 2006-1, Class A2(a)
1,535,197	0.364	03/01/25	1,533,513
Utah State Board of Regents Series 2012-1, Class A
3,906,631	0.920	12/26/31	3,925,187

			84,850,448

TOTAL ASSET-BACKED SECURITIES			$158,410,340

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations(c) – 7.3%
Supranational – 7.3%
Asian Development Bank
$23,000,000	0.170%	05/29/15	$ 22,996,320
International Finance Corp.
13,100,000	0.170	08/27/15	13,105,397

TOTAL FOREIGN DEBT OBLIGATIONS			$ 36,101,717

Government Guarantee Obligations – 6.3%
FMS Wertmanagement(c)(d)
$26,800,000	0.481%	06/30/15	$ 26,826,934
Hashemite Kingdom of Jordan Government AID Bond(e)
4,000,000	2.503	10/30/20	4,080,000

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 30,906,934

U.S. Treasury Obligations – 5.4%
United States Treasury Bonds
$500,000	3.125%	11/15/41	$ 539,980
3,500,000	3.750 (f)	11/15/43	4,209,695
United States Treasury Inflation Protected Securities
2,410,540	0.500	04/15/15	2,378,890
7,637,896	0.125	04/15/16	7,613,989
2,279,508	1.125	01/15/21	2,372,466
3,986,656	0.125	01/15/22	3,886,352
2,645,916	0.625	01/15/24	2,663,273
944,790	2.375	01/15/25	1,111,602
United States Treasury Notes
1,900,000	2.125	01/31/21	1,927,759

TOTAL U.S. TREASURY OBLIGATIONS			$ 26,704,006

Shares	Description	Value
Investment Company(g) – 2.0%
10,033,878	Goldman Sachs Financial Square Government Fund	$ 10,033,878

TOTAL INVESTMENTS – 100.4%		$496,797,425

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,816,037)

NET ASSETS – 100.0%		$494,981,388

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $118,172,670, which represents approximately 23.9% of net assets as of December 31, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(d)	Guaranteed by a foreign government until maturity. Total market value of this security amounts to $26,826,934, which represents approximately 5.4% of net assets as of December 31, 2014.

(e)	Guaranteed by the United States Government until maturity. Total market value for this security amounts to $4,080,000, which represents approximately 0.8% of net assets as of December 31, 2014.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Represents an Affiliated Issuer.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $2,971,406)	3.000%	TBA-30yr	01/14/15	$(4,000,000)	$(4,048,438)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	10	March 2015	$1,651,875	$62,733
2 Year U.S. Treasury Notes	(84)	March 2015	(18,361,875)	34,655
5 Year U.S. Treasury Notes	(493)	March 2015	(58,632,336)	118,548
10 Year U.S. Treasury Notes	494	March 2015	62,637,656	286,352
20 Year U.S. Treasury Bonds	4	March 2015	578,250	(1,916)

TOTAL				$500,372

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$11,300	03/18/17	3 month LIBOR	1.250%	$(62,534)	$18,811
	11,100	08/04/17	3 month LIBOR	2.195	(9,779)	(28,839)
	17,100	03/18/20	3 month LIBOR	2.250	(373,109)	62,212
	16,400	08/04/21	3.025%	3 month LIBOR	125,251	325,247
	42,400	03/18/22	3 month LIBOR	2.500	(1,292,326)	243,236
	2,800	03/18/25	3 month LIBOR	3.000	(175,788)	9,706
	8,900	08/04/26	3 month LIBOR	3.409	(74,514)	(495,976)
	10,700	03/18/30	3 month LIBOR	3.250	(1,013,804)	63,298

TOTAL					$(2,876,603)	$197,695

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$495,626,909

Gross unrealized gain	2,536,352
Gross unrealized loss	(1,365,836)

Net unrealized security gain	$1,170,516

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 97.7%
United States Treasury Bond
$500,000	3.000%	11/15/44	$ 525,430
United States Treasury Inflation Protected Securities
3,550,008	0.125	04/15/16	3,538,897
10,506,672	0.125	04/15/17	10,516,548
30,097,546	0.125	04/15/18	29,994,010
11,552,418	0.125	04/15/19	11,442,323
13,839,870	1.125 (a)	01/15/21	14,404,260
6,789,552	0.125	01/15/23	6,577,379
408,136	0.375	07/15/23	404,373
1,933,554	0.625	01/15/24	1,946,238
2,141,524	2.375	01/15/25	2,519,632
4,592,094	2.375	01/15/27	5,508,355
10,617,312	2.500	01/15/29	13,213,563
11,755,127	2.125	02/15/40	15,294,478
1,471,204	0.750	02/15/42	1,435,571
2,801,838	1.375	02/15/44	3,184,905
United States Treasury Notes
800,000	1.625	12/31/19	798,816
600,000	2.125	12/31/21	605,832

TOTAL U.S. TREASURY OBLIGATIONS			$121,910,610

Short-term Investment(b) – 1.1%
Repurchase Agreement – 1.1%
Joint Repurchase Agreement Account II
$1,400,000	0.082%	01/02/15	$ 1,400,000

TOTAL INVESTMENTS – 98.8%			$123,310,610

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			1,547,177

NET ASSETS – 100.0%			$124,857,787

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	12	June 2015	$2,986,950	$686
Eurodollars	6	September 2015	1,490,250	725
Eurodollars	(14)	June 2017	(3,423,700)	(5,612)
Eurodollars	(15)	September 2017	(3,663,938)	(1,721)
Ultra Long U.S. Treasury Bonds	(56)	March 2015	(9,250,500)	(370,336)
2 Year U.S. Treasury Notes	(33)	March 2015	(7,213,594)	6,054
5 Year U.S. Treasury Notes	(86)	March 2015	(10,227,953)	25,706
10 Year U.S. Treasury Notes	187	March 2015	23,711,016	110,099
20 Year U.S. Treasury Bonds	20	March 2015	2,891,250	17,814

TOTAL				$(216,585)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$6,800	08/04/17	3 month LIBOR	2.195%	$(10,050)	$(13,608)
	2,000	03/18/20	3 month LIBOR	2.250	(44,200)	7,838
	9,900	08/04/21	3.025%	3 month LIBOR	24,912	247,035
	6,000	03/18/22	3 month LIBOR	2.500	(187,853)	39,396
	5,400	08/04/26	3 month LIBOR	3.409	(77,147)	(268,993)
	400	03/18/30	3.250	3 month LIBOR	36,363	(829)

TOTAL					$(257,975)	$10,839

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$125,283,843

Gross unrealized gain	2,311,356
Gross unrealized loss	(4,284,589)

Net unrealized security loss	$(1,973,233)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 18.5%
Banks – 16.0%
Commonwealth Bank of Australia(b)
$400,000	0.747%	09/20/16	$ 401,151
Royal Bank of Canada
400,000	0.696	09/09/16	401,473
Svenska Handelsbanken AB
400,000	0.722	09/23/16	401,495
The Toronto-Dominion Bank
400,000	0.696	09/09/16	401,072

			1,605,191

Health Care – 2.5%
Providence Health & Services Obligated Group
250,000	0.885	10/01/15	250,476

TOTAL CORPORATE OBLIGATIONS			$ 1,855,667

Municipal Debt Obligations – 55.2%
California – 10.7%
California State GO Bonds (Various Purposes) Series 2009
$245,000	5.450%	04/01/15	$ 247,942
California Statewide Communities Development Authority (Sifma - Kaiser Permanente) Series 2012 B(a)
350,000	0.990	04/01/52	350,522
Metropolitan Water District Southern California RB (Refunding - Sifma Index) Series 2012 B-2(a)
100,000	0.390	07/01/27	100,012
University of California RB (Floating Rate Notes) Series 2011 Y-2(a)
175,000	0.656	07/01/41	175,299
University of California RB (Taxable Floating Rate Notes) Series 2011 Y-1(a)
200,000	0.655	07/01/41	200,342

			1,074,117

Colorado – 1.1%
University of Colorado Enterprise RB Build America Subseries 2010 A-2
105,000	2.672	06/01/16	107,424

Connecticut – 1.3%
Connecticut State GO Bonds Series 2008 A
130,000	4.400	03/15/15	131,015

Florida(a)(b) – 3.8%
Puttable Floating Option Taxable Notes RB Series 2014 TNP-1011
385,000	0.000	12/01/25	385,000

Illinois – 7.9%
Illinois Municipal Electric Agency Power Supply Taxable Series 2009 B
350,000	4.880	02/01/15	351,127
Illinois State GO Bonds Series 2010
440,000	4.421	01/01/15	440,000

			791,127

Massachusetts – 1.9%
Commonwealth of Massachusetts State GO Bonds Refunding (Sifma Index) Series 2013 A(a)
50,000	0.330	02/01/16	50,080

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Department Of Transportation Western Turnpike RB Taxable Series 2011 B
$140,000	1.808%	01/01/15	$ 140,000

			190,080

Michigan – 2.0%
University of Michigan RB Build America Bonds Series 2010
200,000	1.754	04/01/15	200,542

New Jersey – 2.0%
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
200,000	4.252	01/01/16	201,864

New York – 11.6%
New York City Transitional Finance Authority RB Build America Bonds Series 2010
350,000	3.062	05/01/15	352,800
New York State Local Government Assistance Corp. RB Refunding Sub-Lien (AGM) Series 2003 A-10 V(a)
225,000	0.105	04/01/17	220,276
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
300,000	0.604	11/01/15	300,726
Puttable Floating Option Taxable Notes RB Series 2013 TNP-1006(a)(b)
290,000	0.000	01/15/15	290,000

			1,163,802

North Carolina – 2.0%
University of North Carolina at Chapel Hill RB Build America Bonds Series 2010
200,000	2.453	02/01/15	200,328

Pennsylvania – 4.7%
Commonwealth of Pennsylvania Financing Authority Build America RB Series 2009
320,000	4.180	06/01/15	324,624
Pennsylvania Turnpike Commission RB Series 2013 B(a)
150,000	0.440	12/01/15	150,111

			474,735

South Carolina(a) – 4.0%
South Carolina State Public Service Authority RB (Taxable Libor Index Bonds) Series 2013 D
400,000	1.255	06/01/16	400,996

Washington – 0.2%
Energy Northwest Washington Electric RB (Taxable-Refunding Project) Series 2012 C
15,000	1.264	07/01/15	15,063

Wisconsin – 2.0%
Dane County GO Build America Bonds for Promisory Notes Series 2010 F
200,000	1.650	06/01/15	200,746

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 5,536,839

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 7,392,506

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 25.9%
Certificate of Deposit – 4.0%
Agricultural Bank China
$400,000	0.760%	04/02/15	$ 400,005

Repurchase Agreement – 21.9%
Citigroup Global Markets, Inc.
490,000	1.133	03/23/15	490,000

Maturity Value: $492,776

Settlement Date: 09/23/14

Collateralized by various collateralized mortgage obligations, 0.317% to 9.500%, due 09/01/18 to 01/12/44, and a corporate obligation, 1.043% due 06/23/35. The aggregate market value of the collateral, including accrued interest, was $578,620.

Joint Repurchase Agreement Account II(c)
1,700,000	0.082	01/02/15	1,700,000

			2,190,000

TOTAL SHORT-TERM INVESTMENTS			$ 2,590,005

TOTAL INVESTMENTS – 99.6%			$ 9,982,511

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			43,774

NET ASSETS – 100.0%			$10,026,285

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,076,151, which represents approximately 10.7% of net assets as of December 31, 2014.

(c)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
GO	— General Obligation
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$9,982,910

Gross unrealized gain	3,032
Gross unrealized loss	(3,431)

Net unrealized security loss	$(399)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 37.8%
Collateralized Mortgage Obligations – 11.3%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$13,015	21.346%	11/25/20	$ 17,618

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
270	1,172.807	11/15/21	6,563

Regular Floater(a) – 6.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
7,258,531	0.720	02/25/48	7,268,945
FNMA REMIC Series 1988-12, Class B
25,619	0.000	02/25/18	25,361
FNMA REMIC Series 2007-33, Class HF
907,578	0.520	04/25/37	913,183
NCUA Guaranteed Notes Series 2010-A1, Class A
2,845,356	0.512	12/07/20	2,850,483
NCUA Guaranteed Notes Series 2010-R2, Class 1A
5,809,520	0.527	11/06/17	5,822,002
NCUA Guaranteed Notes Series 2011-R1, Class 1A
4,788,068	0.607	01/08/20	4,814,066
NCUA Guaranteed Notes Series 2011-R2, Class 1A
16,105,030	0.557	02/06/20	16,159,761
NCUA Guaranteed Notes Series 2011-R3, Class 1A
15,237,640	0.559	03/11/20	15,288,830
NCUA Guaranteed Notes Series 2011-R4, Class 1A
20,954,483	0.537	03/06/20	20,997,865
NCUA Guaranteed Notes Series 2011-R5, Class 1A
11,543,204	0.537	04/06/20	11,559,437
NCUA Guaranteed Notes Series 2011-R6, Class 1A
5,837,553	0.537	05/07/20	5,841,430

			91,541,363

Sequential Fixed Rate – 4.6%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
7,750,604	3.250	04/25/38	7,945,518
FHLMC REMIC Series 108, Class G
76,350	8.500	12/15/20	81,927
FHLMC REMIC Series 1980, Class Z
602,235	7.000	07/15/27	686,021
FHLMC REMIC Series 2019, Class Z
602,273	6.500	12/15/27	673,389
FHLMC REMIC Series 2755, Class ZA
1,322,203	5.000	02/15/34	1,450,508
FHLMC REMIC Series 3530, Class DB
10,272,158	4.000	05/15/24	10,921,634
FHLMC REMIC Series 4273, Class PD
2,749,422	6.500	11/15/43	3,164,046
FNMA REMIC Series 1989-66, Class J
145,132	7.000	09/25/19	154,554
FNMA REMIC Series 1990-16, Class E
113,358	9.000	03/25/20	128,319
FNMA REMIC Series 2005-65, Class WL
1,039,795	5.500	07/25/34	1,050,488
FNMA REMIC Series 2012-111, Class B
1,369,420	7.000	10/25/42	1,562,275
FNMA REMIC Series 2012-153, Class B
4,154,957	7.000	07/25/42	4,773,409
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	20,528,464

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series 2010-R1, Class 2A
$359,188	1.840%	10/07/20	$ 360,296
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,544,998

			65,025,846

Sequential Floating Rate(a) – 0.3%
FHLMC REMIC Series 4273, Class PS
3,577,773	5.939	11/15/43	528,457
FNMA REMIC Series 1988-12, Class A
49,871	3.739	02/25/18	50,771
NCUA Guaranteed Notes Series 2010-R1, Class 1A
4,078,372	0.607	10/07/20	4,098,924

			4,678,152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 161,269,542

Commercial Mortgage-Backed Securities – 6.3%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1(a)
31,625,516	0.550	07/25/20	31,691,113
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A(a)
12,667,473	0.510	01/25/21	12,660,761
FNMA ACES Series 2009-M2, Class A2
5,389,994	3.334	01/25/19	5,473,408
FNMA ACES Series 2014-M1, Class ASQ2(a)
32,500,000	2.323	11/25/18	33,122,976
FNMA ACES Series 2014-M5, Class FA(a)
6,217,023	0.507	01/25/17	6,220,283

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 89,168,541

Federal Agencies – 20.2%
Adjustable Rate FHLMC(a) – 0.3%
33,734	1.740	05/01/18	33,976
37,692	2.776	10/01/25	38,249
646,828	2.380	11/01/34	693,315
3,048,666	2.375	06/01/35	3,272,186
292,670	2.831	05/01/36	313,705
83,329	2.142	10/01/36	88,265
110,165	2.663	11/01/36	118,083

			4,557,779

Adjustable Rate FNMA(a) – 2.9%
960	1.820	11/01/17	960
45,385	2.540	02/01/18	45,654
48,297	2.076	06/01/18	49,423
62,865	5.852	05/01/20	66,452
32,598	2.945	01/01/23	33,067
156,232	3.098	02/01/27	160,330
1,549,841	2.422	08/01/29	1,574,494
38,175	2.255	07/01/32	40,050
51,750	2.380	07/01/32	54,935
93,029	1.924	01/01/33	97,386
1,911,490	2.425	05/01/33	2,036,049
385,479	2.625	08/01/33	412,080
1,472,468	4.609	08/01/33	1,600,849
1,319,590	2.413	02/01/34	1,405,440
487,711	2.195	05/01/34	522,536
800,099	2.274	05/01/34	850,450
724,203	2.345	06/01/34	776,252

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$559,138	2.156%	10/01/34	$ 592,728
518,271	2.198	10/01/34	550,357
1,423,768	2.131	02/01/35	1,501,407
155,606	2.187	02/01/35	165,788
366,551	2.278	03/01/35	392,637
1,183,614	2.345	03/01/35	1,259,423
1,687,837	1.891	04/01/35	1,766,588
2,716,821	1.953	04/01/35	2,892,675
950,330	2.345	04/01/35	1,018,630
610,870	2.023	05/01/35	647,052
334,058	2.052	05/01/35	352,590
2,736,103	2.348	08/01/35	2,914,610
746,804	2.224	10/01/35	790,670
1,798,007	2.331	03/01/36	1,914,278
536,097	2.318	04/01/36	566,562
1,685,079	2.549	04/01/36	1,806,185
2,405,343	2.397	06/01/36	2,578,215
1,435,675	2.534	06/01/36	1,527,631
1,886,379	2.473	07/01/36	2,003,593
3,402,403	2.328	09/01/36	3,646,933
285,975	2.506	11/01/36	306,528
170,619	2.542	11/01/36	182,882
2,053,780	2.353	07/01/37	2,201,385
92,463	2.527	12/01/46	99,108

			41,404,862

Adjustable Rate GNMA(a) – 0.5%
421,326	1.625	05/20/34	436,026
759,734	1.625	07/20/34	786,070
484,822	1.625	08/20/34	501,641
3,698,536	1.625	09/20/34	3,826,922
479,697	1.625	10/20/34	496,303
664,758	1.625	12/20/34	685,509

			6,732,471

FHLMC – 0.4%
1,928	8.500	10/01/15	1,935
12,459	8.000	12/01/15	12,621
2,915	7.000	03/01/16	2,944
753,584	5.500	01/01/20	808,123
227,164	7.000	04/01/22	249,056
3,921	4.500	05/01/23	4,215
13,950	7.500	01/01/31	14,693
5,449	6.000	06/01/36	6,187
3,829,642	7.000	02/01/39	4,393,916

			5,493,690

FNMA – 15.5%
156	8.500	09/01/15	156
10,426	8.500	10/01/15	10,573
1,236	8.500	12/01/15	1,248
2,034	5.500	01/01/18	2,145
7,216,132	2.800	03/01/18	7,474,567
59,709,173	3.743	06/01/18	63,615,634
115,255	5.500	07/01/18	122,206
85,856	5.500	08/01/18	90,855
171,662	5.500	09/01/18	182,269
15,800,000	2.960	11/01/18	16,412,530
23,874	5.500	12/01/18	25,423
12,757	5.500	01/01/19	13,612
67,204	6.000	01/01/19	76,088
17,057	5.500	03/01/19	18,217
1,660	5.500	08/01/19	1,755

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$7,554	5.000%	09/01/19	$ 8,038
26,863	7.000	11/01/19	28,554
40,826,992	4.317	07/01/21	45,272,831
32,245	6.000	03/01/22	36,507
201,076	5.000	07/01/23	222,083
2,261,664	5.500	09/01/23	2,466,925
557,510	5.500	10/01/23	608,380
9,649	6.000	07/01/24	10,932
4,906	7.000	12/01/24	5,578
106,656	5.000	06/01/25	117,752
78,504	6.000	02/01/26	88,883
299,885	6.000	08/01/27	339,652
1,544	7.000	08/01/27	1,808
1,552	7.000	10/01/28	1,725
32,892	6.000	01/01/29	37,437
1,548	7.000	01/01/29	1,803
1,376,302	4.500	09/01/29	1,499,333
404	7.000	11/01/29	408
1,104	7.000	04/01/31	1,266
9,372	7.000	05/01/32	10,851
7,878	7.000	06/01/32	8,582
3,283	7.000	08/01/32	3,568
30,253	6.000	03/01/33	34,702
3,565	5.000	04/01/33	3,956
7,988	6.000	04/01/33	9,162
2,011,599	6.500	04/01/33	2,335,970
6,686	6.000	11/01/33	7,669
911,646	5.000	12/01/33	1,011,529
1,941	7.000	04/01/34	2,283
30,636	6.000	01/01/35	35,117
3,530,689	6.000	04/01/35	4,049,845
89,690	6.000	06/01/35	101,806
254,243	6.000	09/01/35	288,588
547	6.000	11/01/35	619
31,923	6.000	01/01/36	36,236
11,624	6.000	02/01/36	13,225
109,048	6.000	05/01/36	123,929
5,513	6.000	06/01/36	6,245
2,020,746	6.000	07/01/36	2,289,073
781,746	6.000	08/01/36	886,335
818,245	6.000	09/01/36	928,123
1,008,992	4.500	11/01/36	1,096,401
2,214,476	6.000	04/01/37	2,510,440
1,542,962	6.000	07/01/37	1,747,367
2,584,479	6.000	08/01/37	2,926,861
2,687,689	6.000	09/01/37	3,043,743
253,938	7.500	10/01/37	284,411
418,442	6.000	11/01/37	473,249
158,753	6.000	12/01/37	179,784
83,605	6.000	02/01/38	94,679
102,345	6.000	04/01/38	115,903
176,441	6.000	05/01/38	199,824
11,513	6.000	06/01/38	13,039
11,609,433	6.000	10/01/38	13,151,001
213,214	6.000	11/01/38	241,460
796,394	6.000	12/01/38	901,937
106,909	6.000	01/01/39	120,978
359,187	4.500	02/01/39	389,939
140,603	6.000	02/01/39	159,273
2,360,906	7.000	03/01/39	2,711,934
371,433	4.500	04/01/39	403,233
1,036,267	4.500	06/01/39	1,124,987
14,889	4.500	08/01/39	16,366
465,602	6.000	09/01/39	527,283
156,226	6.000	10/01/39	176,971

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$13,201	6.000%	12/01/39	$ 14,949
9,843,900	4.500	02/01/40	10,686,686
380,327	4.500	05/01/40	413,219
751,942	6.000	06/01/40	851,555
349,344	4.500	07/01/40	379,557
772,412	6.000	07/01/40	874,738
6,036,030	4.500	08/01/40	6,558,054
78,264	6.000	09/01/40	88,637
116,741	6.000	10/01/40	132,206
3,640,979	4.500	02/01/41	3,955,902
957,273	4.500	03/01/41	1,040,200
43,325	4.500	04/01/41	47,078
44,300	4.500	05/01/41	48,138
1,131,091	6.000	05/01/41	1,280,933
1,277,409	4.500	08/01/41	1,389,781
331,115	4.500	10/01/41	359,800
5,442,418	4.500	01/01/42	5,914,168
135,639	5.000	02/01/42	150,625
1,020,288	3.000	12/01/42	1,038,011
951,547	3.000	01/01/43	968,956
228,499	3.000	04/01/43	232,542
96,770	3.000	05/01/43	98,041

			220,119,425

GNMA – 0.6%
318,067	5.500	07/15/20	336,338
6,135	6.500	01/15/32	7,000
13,221	6.500	02/15/32	15,114
13,419	6.500	08/15/34	15,707
25,587	6.500	05/15/35	29,241
6,603	6.500	06/15/35	7,535
13,018	6.500	07/15/35	14,855
3,424	6.500	08/15/35	3,907
11,921	6.500	09/15/35	13,603
8,062	6.500	10/15/35	9,200
40,993	6.500	11/15/35	46,891
41,341	6.500	12/15/35	47,267
65,092	6.500	01/15/36	74,579
52,063	6.500	02/15/36	59,409
56,552	6.500	03/15/36	64,533
134,898	6.500	04/15/36	154,409
222,150	6.500	05/15/36	255,129
191,694	6.500	06/15/36	220,368
798,124	6.500	07/15/36	918,322
822,853	6.500	08/15/36	945,098
1,282,841	6.500	09/15/36	1,478,901
497,674	6.500	10/15/36	572,916
669,051	6.500	11/15/36	766,071
270,504	6.500	12/15/36	310,002
132,539	6.500	01/15/37	152,163
48,413	6.500	02/15/37	55,733
25,906	6.500	03/15/37	29,944
90,038	6.500	04/15/37	103,739
58,817	6.500	05/15/37	70,631
30,982	6.500	08/15/37	35,703
208,328	6.500	09/15/37	240,440
212,559	6.500	10/15/37	243,206
119,687	6.500	11/15/37	137,547
6,090	6.500	02/15/38	6,949
47,702	6.500	05/15/38	54,784
6,203	6.500	08/15/38	7,079
132,742	6.000	11/15/38	151,320
56,726	6.500	11/15/38	65,375
23,601	6.500	01/15/39	27,274

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$42,355	6.500%		02/15/39	$ 48,759

				7,797,041

TOTAL FEDERAL AGENCIES				$ 286,105,268

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 536,543,351

Agency Debentures – 17.9%
FFCB
3,200,000	1.460		11/19/19	3,098,390
16,000,000	3.500		12/20/23	17,369,110
FHLB
23,500,000	0.375		06/10/16	23,450,796
12,200,000	2.125		06/10/16	12,469,622
3,200,000	1.530		11/21/19	3,147,146
7,000,000	1.875		03/13/20	6,992,809
2,300,000	3.250		06/09/23	2,431,866
1,800,000	5.375		08/15/24	2,228,087
FHLMC
9,700,000	0.500		08/28/15	9,716,655
2,780,000	0.850		12/26/17	2,744,577
4,800,000	1.000		01/17/18	4,767,504
FNMA
26,100,000	0.375		03/16/15	26,111,484
7,900,000	0.500		05/27/15	7,908,840
8,000,000	0.500		07/02/15	8,007,440
16,500,000	0.500		10/22/15	16,529,651
73,200,000	2.375		04/11/16	74,935,287
5,200,000	6.250		05/15/29	7,301,381
16,080,000	7.125		01/15/30	24,576,096
Small Business Administration
25,483	7.200		06/01/17	26,721
77,734	6.300		05/01/18	81,643
53,470	6.300		06/01/18	55,912

TOTAL AGENCY DEBENTURES				$ 253,951,017

Government Guarantee Obligation(d) – 1.4%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%		10/30/20	$ 19,686,000

U.S. Treasury Obligations – 35.9%
United States Treasury Bonds
$1,000,000	2.750%		11/15/42	$ 999,690
2,100,000	3.625		08/15/43	2,471,280
8,600,000	3.750	(e)	11/15/43	10,343,822
7,300,000	3.375	(e)	05/15/44	8,223,596
4,700,000	3.000	(e)	11/15/44	4,939,042
United States Treasury Inflation Protected Securities
8,108,180	0.500		04/15/15	8,001,720
21,192,472	0.125		04/15/16	21,126,140
4,884,660	1.125		01/15/21	5,083,856
11,225,584	0.125		01/15/22	10,943,148
2,244,748	0.375		07/15/23	2,224,051
8,996,114	0.625		01/15/24	9,055,129
755,832	2.375		01/15/25	889,282
1,375,448	1.375		02/15/44	1,563,499
United States Treasury Notes
168,500,000	0.375		10/31/16	167,761,963
82,300,000	0.625		12/31/16	82,213,582
47,900,000	1.000		05/31/18	47,426,748
16,800,000	1.500		01/31/19	16,806,552
3,700,000	1.625		04/30/19	3,712,284
22,500,000	1.750		09/30/19	22,621,275
15,000,000	1.500		10/31/19	14,902,800

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$10,700,000	1.500%	11/30/19	$ 10,630,664
9,700,000	1.625	12/31/19	9,685,644
8,200,000	2.000	10/31/21	8,218,860
7,100,000	2.125	12/31/21	7,169,012
31,700,000	2.250	11/15/24	31,913,023

TOTAL U.S. TREASURY OBLIGATIONS			$ 508,926,662

Shares	Description	Value
Investment Company(f) – 5.6%
Goldman Sachs Financial Square Government Fund
78,729,823		$ 78,729,823

TOTAL INVESTMENTS – 98.6%		$1,397,836,853

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		19,988,656

NET ASSETS – 100.0%		$1,417,825,509

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,214,463, which represents approximately 1.1% of net assets as of December 31, 2014.

(d)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,686,000, which represents approximately 1.4% of net assets as of December 31, 2014.

(e)	A portion of these securities are segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an Affiliated Fund.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	4.500%	TBA-30yr	01/14/15	$(22,000,000)	$(23,888,907)
FNMA	4.500	TBA-30yr	02/12/15	(10,000,000)	(10,839,844)

TOTAL (Proceeds Receivable: $34,787,656)					$(34,728,751)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	174	June 2015	$43,310,775	$9,944
Eurodollars	87	September 2015	21,608,625	10,509
Eurodollars	(295)	June 2017	(72,142,250)	(193,229)
Ultra Long U.S. Treasury Bonds	(116)	March 2015	(19,161,750)	(663,915)
2 Year U.S. Treasury Notes	4,035	March 2015	882,025,781	(1,256,303)
5 Year U.S. Treasury Notes	(630)	March 2015	(74,925,703)	47,035
10 Year U.S. Treasury Notes	(252)	March 2015	(31,952,813)	18,562
20 Year U.S. Treasury Bonds	(344)	March 2015	(49,729,500)	(913,475)

TOTAL				$(2,940,872)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$31,000		11/02/16	3 month LIBOR	1.780%	$(498,881)	$(125,787)
	19,900	(b)	08/04/17	3 month LIBOR	2.195	(24,633)	(44,602)
	133,200	(b)	01/11/18	3 month LIBOR	1.876	400	(951,874)
	99,700	(b)	03/18/20	3 month LIBOR	2.250	(2,175,271)	362,615
	29,700	(b)	08/04/21	3.025%	3 month LIBOR	108,745	707,096
	93,300	(b)	03/18/22	3 month LIBOR	2.500	(2,844,133)	535,639
	34,200	(b)	03/18/25	3 month LIBOR	3.000	(2,167,355)	138,775
	17,300	(b)	03/10/26	3.170	3 month LIBOR	(1,254,103)	2,125,927
	16,000	(b)	08/04/26	3 month LIBOR	3.409	(189,362)	(836,238)
	14,100	(b)	03/18/30	3 month LIBOR	3.250	(1,322,995)	70,460
	1,400	(b)	03/18/45	3 month LIBOR	3.500	(228,334)	(1,047)

TOTAL						$(10,595,922)	$1,980,964

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,379,293,520

Gross unrealized gain	111,115,165
Gross unrealized loss	(92,571,832)

Net unrealized security gain	$18,543,333

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 46.1%
Automotive – 3.4%
Chrysler Group LLC/CG Co-Issuer, Inc.(a)
$600,000	8.000%		06/15/19	$ 634,500
Ford Motor Credit Co. LLC
2,050,000	8.000		12/15/16	2,294,052
General Motors Financial Co., Inc.
3,500,000	4.750		08/15/17	3,701,250
Schaeffler Finance BV(b)
1,550,000	7.750		02/15/17	1,732,125

				8,361,927

Banks – 16.9%
ABN AMRO Bank NV(b)(c)
1,050,000	1.033		10/28/16	1,057,496
Australia & New Zealand Banking Group Ltd.
300,000	1.000	(b)	10/06/16	300,996
1,350,000	1.250		01/10/17	1,351,634
Banco de Bogota SA(b)
200,000	5.000		01/15/17	208,500
Banco del Estado de Chile(b)
170,000	2.000		11/09/17	170,000
Bank of America Corp.
275,000	3.625		03/17/16	282,728
5,050,000	6.000		09/01/17	5,581,667
400,000	2.650		04/01/19	402,784
Bank of Montreal(b)
600,000	2.850		06/09/15	606,003
BPCE SA(c)
1,075,000	1.484		04/25/16	1,086,858
Canadian Imperial Bank of Commerce(b)
300,000	2.600		07/02/15	303,061
Capital One Financial Corp.
375,000	1.000		11/06/15	374,643
Citigroup, Inc.
343,000	3.953		06/15/16	355,834
2,025,000	1.700		07/25/16	2,036,634
Commonwealth Bank of Australia
525,000	1.900		09/18/17	529,870
Credit Agricole SA(b)(c)
525,000	1.083		10/03/16	528,273
Credit Suisse New York(c)
1,500,000	0.724		05/26/17	1,498,167
HBOS PLC(b)
1,325,000	6.750		05/21/18	1,477,681
HSBC Bank PLC(b)
1,400,000	3.100		05/24/16	1,445,482
ING Bank NV(b)
400,000	2.000		09/25/15	403,123
350,000	1.375		03/07/16	351,259
Intesa Sanpaolo SpA
2,100,000	3.875		01/16/18	2,183,674
JPMorgan Chase & Co.
1,275,000	3.450		03/01/16	1,309,204
1,975,000	6.400		10/02/17	2,216,198
Lloyds Bank PLC
525,000	4.875		01/21/16	546,430
1,000,000	2.300		11/27/18	1,005,357
Macquarie Bank Ltd.(b)
700,000	1.600		10/27/17	695,400
Morgan Stanley, Inc.
4,100,000	5.950		12/28/17	4,554,211

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Nomura Holdings, Inc.
$600,000	2.000%	09/13/16	$ 603,218
Regions Financial Corp.
355,000	5.750	06/15/15	362,373
Resona Preferred Global Securities Ltd.(a)(b)(c)
1,625,000	7.191	12/31/49	1,673,750
Royal Bank of Scotland PLC
275,000	4.375	03/16/16	284,501
1,100,000	6.400	10/21/19	1,276,519
Santander Holdings USA, Inc.(a)
1,675,000	3.450	08/27/18	1,733,339
Sumitomo Mitsui Banking Corp.(c)
450,000	0.659	01/10/17	449,460
The Bank of Nova Scotia(b)
200,000	1.650	10/29/15	201,805
Wells Fargo & Co.
525,000	1.500	07/01/15	527,819
1,125,000	5.625	12/11/17	1,251,990

			41,227,941

Chemicals – 0.3%
Incitec Pivot Ltd.(b)
375,000	4.000	12/07/15	383,597
Polymer Group, Inc.(a)
360,000	7.750	02/01/19	376,200

			759,797

Construction Machinery – 0.6%
Case New Holland, Inc.
1,300,000	7.875	12/01/17	1,430,000

Consumer Products – 0.8%
Avon Products, Inc.
450,000	2.375	03/15/16	445,571
Beam, Inc.
250,000	5.375	01/15/16	260,138
Sally Holdings LLC(a)
1,250,000	6.875	11/15/19	1,328,125

			2,033,834

Diversified Manufacturing – 0.1%
Pentair Finance SA
125,000	1.350	12/01/15	125,252

Electric – 0.5%
Commonwealth Edison Co.(a)
300,000	2.150	01/15/19	299,353
Electricite de France(b)(c)
975,000	0.691	01/20/17	977,654

			1,277,007

Energy – 1.4%
Anadarko Petroleum Corp.
375,000	6.375	09/15/17	416,982
BP Capital Markets PLC
1,125,000	1.846	05/05/17	1,133,166
Canadian Natural Resources Ltd.(c)
450,000	0.632	03/30/16	449,198
Devon Energy Corp.(c)
450,000	0.781	12/15/16	447,996
Noble Holding International Ltd.
100,000	2.500	03/15/17	95,278
Petroleos de Venezuela SA
160,000	6.000	05/16/24	60,400

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
$160,000	6.000%	11/15/26	$ 58,400
50,000	5.375	04/12/27	17,875
Transocean, Inc.
835,000	2.500	10/15/17	738,975

			3,418,270

Energy - Exploration & Production – 0.4%
KazMunayGas National Co.
190,000	11.750	01/23/15	190,475
Whiting Petroleum Corp.(a)
850,000	5.000	03/15/19	792,625

			983,100

Food & Beverage – 1.0%
ConAgra Foods, Inc.
350,000	1.300	01/25/16	350,451
Kraft Foods, Inc.
400,000	4.125	02/09/16	413,435
Pernod-Ricard SA(b)
525,000	2.950	01/15/17	536,965
Sysco Corp.
1,075,000	1.450	10/02/17	1,072,740

			2,373,591

Health Care Products – 0.5%
Becton Dickinson & Co.
500,000	2.675	12/15/19	505,310
Life Technologies Corp.
150,000	4.400	03/01/15	150,800
Medtronic, Inc.(b)
525,000	1.500	03/15/18	522,728

			1,178,838

Health Care Services – 1.4%
CHS/Community Health Systems, Inc.(a)
800,000	5.125	08/15/18	828,000
1,100,000	8.000	11/15/19	1,174,250
Express Scripts Holding Co.
175,000	3.125	05/15/16	179,623
McKesson Corp.
175,000	1.400	03/15/18	171,865
Providence Health & Services Obligated Group(c)
525,000	1.035	10/01/16	527,349
UnitedHealth Group, Inc.
400,000	1.400	10/15/17	399,692

			3,280,779

Life Insurance – 0.1%
MetLife, Inc.
150,000	1.756	12/15/17	150,346

Media - Cable – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
500,000	7.250	10/30/17	522,500
COX Communications, Inc.
100,000	5.500	10/01/15	103,384
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
800,000	3.500	03/01/16	821,452
Time Warner Cable, Inc.
720,000	5.850	05/01/17	785,465

			2,232,801

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.7%
NBCUniversal Media LLC
$675,000	2.875%	04/01/16	$ 691,290
The Walt Disney Co.
475,000	0.450	12/01/15	474,661
Univision Communications, Inc.(a)(b)
600,000	6.875	05/15/19	624,750

			1,790,701

Metals & Mining – 1.4%
Anglo American Capital PLC(b)(c)
700,000	1.181	04/15/16	700,704
BHP Billiton Finance USA Ltd.(c)
550,000	0.507	09/30/16	549,804
CITIC Ltd.
340,000	6.800	01/17/23	392,961
Glencore Finance Canada Ltd.(b)
1,750,000	2.700	10/25/17	1,770,487

			3,413,956

Noncaptive - Financial – 1.2%
General Electric Capital Corp.
1,525,000	2.300	04/27/17	1,559,433
Navient LLC
1,150,000	8.450	06/15/18	1,282,250

			2,841,683

Pharmaceuticals – 2.8%
Forest Laboratories, Inc.(b)
2,000,000	4.375	02/01/19	2,112,740
Mylan, Inc.(a)(b)
500,000	7.875	07/15/20	532,500
Perrigo Co. PLC
750,000	1.300	11/08/16	746,808
Roche Holdings, Inc.(b)(c)
2,350,000	0.345	09/29/17	2,350,503
Valeant Pharmaceuticals International, Inc.(a)(b)
1,100,000	6.750	08/15/18	1,168,750

			6,911,301

Pipelines – 2.8%
El Paso Natural Gas Co. LLC
325,000	5.950	04/15/17	351,167
El Paso Pipeline Partners Operating Co. LLC
550,000	4.100	11/15/15	562,750
Enterprise Products Operating LLC(a)(c)
1,150,000	8.375	08/01/66	1,234,813
675,000	7.034	01/15/68	732,375
Kinder Morgan, Inc.
2,250,000	7.000	06/15/17	2,496,504
ONEOK Partners LP(a)
250,000	3.250	02/01/16	254,507
Spectra Energy Partners LP(a)
350,000	2.950	06/15/16	358,418
TransCanada PipeLines Ltd.(a)(c)
950,000	6.350	05/15/67	916,750

			6,907,284

Real Estate Investment Trust – 2.9%
ARC Properties Operating Partnership LP(a)
2,475,000	3.000	02/06/19	2,246,062

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
HCP, Inc.
	$500,000	3.750%		02/01/16	$ 514,073
Kilroy Realty LP
	450,000	5.000		11/03/15	463,589
Realty Income Corp.(a)
	125,000	2.000		01/31/18	125,159
Senior Housing Properties Trust(a)
	750,000	3.250		05/01/19	754,662
Ventas Realty LP/Ventas Capital Corp.
	675,000	3.125		11/30/15	688,638
	900,000	2.000	(a)	02/15/18	899,830
WEA Finance LLC/Westfield UK & Europe Finance PLC(b)
	1,475,000	1.750		09/15/17	1,467,062

					7,159,075

Restaurants – 0.1%
Brinker International, Inc.
	150,000	2.600		05/15/18	149,641

Retailers - Food & Drug – 0.8%
The Kroger Co.(c)
	550,000	0.758		10/17/16	549,108
Walgreen Co.
	500,000	1.000		03/13/15	500,464
Walgreens Boots Alliance, Inc.(a)
	825,000	2.700		11/18/19	829,214

					1,878,786

Technology – 0.8%
CDK Global, Inc.(a)(b)
	525,000	3.300		10/15/19	523,960
Hewlett-Packard Co.
	600,000	3.000		09/15/16	615,316
	900,000	1.170	(c)	01/14/19	884,601

					2,023,877

Technology - Hardware – 0.0%
Tech Data Corp.
	75,000	3.750		09/21/17	77,507

Transportation(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	701,000	3.375		03/15/18	723,949

Wireless Telecommunications – 1.5%
America Movil SAB de CV
MXN	2,760,000	6.000		06/09/19	187,107
American Tower Corp.
	$525,000	4.500		01/15/18	557,700
Intelsat Jackson Holdings SA(a)
	600,000	7.250		04/01/19	625,500
Sprint Communications, Inc.
	1,400,000	6.000		12/01/16	1,452,500
	175,000	8.375		08/15/17	189,438
Ymobile Corp.(a)(b)
	600,000	8.250		04/01/18	628,500

					3,640,745

Wirelines Telecommunications – 2.5%
AT&T, Inc.
	725,000	2.400		08/15/16	738,836
Frontier Communications Corp.
	1,325,000	8.250		04/15/17	1,474,063

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Wirelines Telecommunications – (continued)
PAETEC Holding Corp.(a)
$500,000	9.875%	12/01/18	$ 526,250
Telecom Italia Capital SA
816,000	5.250	10/01/15	832,320
Telefonica Emisiones SAU
150,000	3.192	04/27/18	154,224
Verizon Communications, Inc.
1,400,000	1.771 (c)	09/15/16	1,425,382
891,000	2.500	09/15/16	910,823

			6,061,898

TOTAL CORPORATE OBLIGATIONS			$112,413,886

Mortgage-Backed Obligations – 9.4%
Collateralized Mortgage Obligations – 5.3%
Interest Only(d) – 0.7%
FHLMC STRIPS Series 329, Class C1
$919,230	4.000%	12/15/41	$ 179,393
FNMA REMIC Series 2012-146, Class IO
6,722,956	3.500	01/25/43	1,432,630
GNMA REMIC Series 2013-182, Class PI
422,489	4.500	12/20/43	91,357

			1,703,380

Inverse Floaters(c) – 0.3%
GNMA REMIC Series 2010-1, Class SD
59,503	5.625	01/20/40	9,010
GNMA REMIC Series 2010-35, Class DS
173,761	5.515	03/20/40	27,086
GNMA REMIC Series 2010-9, Class XD
191,840	6.439	01/16/40	35,097
GNMA REMIC Series 2010-98, Class QS
408,769	6.435	01/20/40	67,083
GNMA REMIC Series 2011-17, Class SA
470,416	5.935	09/20/40	78,850
GNMA REMIC Series 2011-61, Class CS
375,423	6.515	12/20/35	44,726
GNMA REMIC Series 2011-79, Class AS
252,025	5.945	07/20/37	18,061
GNMA REMIC Series 2013-113, Class SA
373,470	6.535	08/20/43	73,752
GNMA REMIC Series 2013-113, Class SD
312,050	6.539	08/16/43	51,325
GNMA REMIC Series 2013-148, Class SA
393,020	6.035	10/20/43	69,471
GNMA REMIC Series 2013-152, Class TS
734,726	5.935	06/20/43	117,605
GNMA REMIC Series 2013-168, Class SA
783,724	5.935	11/20/43	135,005
GNMA REMIC Series 2013-169, Class SE
791,062	5.889	11/16/43	128,774

			855,845

Sequential Fixed Rate – 0.5%
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
282,659	2.779	09/25/22	291,523
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
15,007	1.337	06/25/16	15,032

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
	$200,000	1.655%	11/25/16	$ 202,352
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	101,577
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	100,000	1.883	05/25/19	100,195
FNMA REMIC Series 2012-111, Class B
	89,798	7.000	10/25/42	102,444
FNMA REMIC Series 2012-153, Class B
	258,072	7.000	07/25/42	296,485

				1,109,608

Sequential Floating Rate(c) – 3.8%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	2,023,193	0.499	09/20/66	2,381,704
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
	1,175,127	0.339	09/20/66	1,372,029
Darrowby PLC Series 2012- 1, Class A
GBP	51,270	2.263	02/20/44	81,201
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
	$38,720	0.520	04/25/19	38,720
FNMA REMIC Series 2007-33, Class HF
	54,327	0.520	04/25/37	54,662
Granite Master Issuer PLC Series 2005-1, Class A6
GBP	17,607	0.744	12/20/54	27,261
Granite Master Issuer PLC Series 2005-4, Class A6
	88,034	0.744	12/20/54	136,306
Granite Master Issuer PLC Series 2006-1X, Class A6
EUR	2,165,633	0.225	12/20/54	2,603,648
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	70,427	0.744	12/20/54	109,045
Granite Master Issuer PLC Series 2006-2, Class A6
	52,820	0.724	12/20/54	81,766
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$123,247	0.305	12/20/54	122,271
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	70,427	0.724	12/20/54	109,021
Granite Master Issuer PLC Series 2007-2, Class 4A2
	89,090	0.723	12/17/54	137,918
Granite Mortgages PLC Series 2003-2, Class 1B
	$64,002	1.211	07/20/43	64,086
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	175,089	1.038	07/20/43	272,214
Granite Mortgages PLC Series 2004-2, Class 3A
	253,878	0.880	06/20/44	393,479
Granite Mortgages PLC Series 2004-3, Class 2A1
	$77,279	0.527	09/20/44	76,926
Granite Mortgages PLC Series 2004-3, Class 3A2
GBP	213,241	0.940	09/20/44	331,149
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	47,427	0.342	09/21/38	59,409
Leek Finance PLC Series 2017X, Class A2C
	31,349	0.362	12/21/37	39,762
Leek Finance PLC Series 2018X, Class A2B
	$189,708	0.493	09/21/38	195,888
Quadrivio Finance Series 2011-1, Class A1
EUR	205,570	0.708	07/25/60	248,269
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(b)
	$95,465	1.570	12/25/59	95,096

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
Thrones PLC Series 2013-1, Class A
GBP	82,609	2.056%	07/20/44	$ 129,693

				9,161,523

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 12,830,356

Federal Agencies – 4.1%
FHLMC – 0.1%
	$324,546	7.000%	02/01/39	$ 372,366

FNMA – 4.0%
	375,700	6.000	05/01/26	425,363
	218,112	6.000	04/01/27	247,230
	162,627	6.000	07/01/32	184,171
	18,413	6.000	11/01/34	21,107
	640,303	6.000	10/01/35	726,801
	407,219	6.000	10/01/35	466,789
	7,589	6.000	11/01/35	8,600
	359,295	6.000	10/01/36	406,667
	6,220	6.000	02/01/37	7,044
	296,702	6.000	06/01/37	336,008
	680,941	6.000	08/01/37	771,149
	230,824	6.000	09/01/37	261,402
	275,133	6.000	12/01/37	311,582
	352,952	6.000	07/01/38	399,727
	405,723	6.000	11/01/38	459,471
	824,801	6.000	11/01/38	934,110
	331,618	6.000	12/01/38	375,567
	196,742	7.000	03/01/39	225,995
	489,950	6.000	07/01/39	554,881
	155,200	6.000	09/01/39	175,760
	52,075	6.000	10/01/39	58,990
	910,802	6.000	06/01/40	1,031,508
	38,914	6.000	10/01/40	44,069
	56,223	6.000	05/01/41	63,672
	14,217	6.000	09/01/41	16,114
	977,522	4.500	09/01/42	1,062,062
	22,572	3.000	12/01/42	22,943
	36,583	3.000	01/01/43	37,230

				9,636,012

TOTAL FEDERAL AGENCIES				$ 10,008,378

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 22,838,734

Agency Debenture – 0.6%
FFCB
	$1,300,000	3.500%	12/20/23	$ 1,411,240

Asset-Backed Securities – 14.2%
Auto – 0.5%
Ally Master Owner Trust Series 2012-5, Class A
	$350,000	1.540%	09/15/19	$ 349,604
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(c)
	900,000	0.541	01/15/18	900,121

				1,249,725

Collateralized Loan Obligations – 8.7%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)(c)
	432,005	0.882	11/01/18	428,928

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)(c)
$600,000	1.458%	04/18/24	$ 576,060
ACIS CLO Ltd. Series 2013-2A, Class A(b)(c)
100,000	0.753	10/14/22	97,910
ACIS CLO Ltd. Series 2013-2A, Class ACOM(b)(c)
800,000	1.146	10/14/22	781,280
B&M CLO Ltd. Series 2014-1A, Class A1(b)(c)
600,000	1.629	04/16/26	591,897
B&M CLO Ltd. Series 2014-1A, Class A2(b)(c)
100,000	2.179	04/16/26	96,203
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)(c)
463,297	0.483	04/29/19	454,762
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)(c)
629,861	0.502	02/01/22	622,244
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)(c)
296,405	0.502	02/01/22	293,142
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(b)(c)
100,000	0.982	11/21/22	98,254
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(c)
1,200,000	1.310	12/14/23	1,167,902
Goldentree Loan Opportunities III Ltd. Series 2007-3A, Class A1BJ(b)(c)
2,300,000	0.512	05/01/22	2,227,665
Grayson CLO Ltd. Series 2006-1A, Class A1A(b)(c)
179,551	0.477	11/01/21	176,963
ICG US CLO Ltd. Series 2014-1A, Class ACOM(b)(c)
1,100,000	1.501	04/20/26	1,066,230
Jasper CLO Ltd. Series 2005-1A, Class A(b)(c)
30,090	0.502	08/01/17	30,044
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)(c)
1,732,158	0.582	05/15/21	1,720,609
KKR Financial CLO Ltd. Series 2013-1A, Class A1(b)(c)
2,750,000	1.381	07/15/25	2,683,334
Magnetite VIII Ltd. Series 2014-8A, Class A(b)(c)
950,000	1.711	04/15/26	943,640
Magnetite VIII Ltd. Series 2014-8A, Class B(b)(c)
200,000	2.217	04/15/26	195,829
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
300,000	1.473	11/22/23	293,670
OCP CLO Ltd. Series 2014-5A, Class ACOM(b)(c)
1,150,000	0.234	04/26/26	1,108,370
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(b)
300,000	1.592	04/17/25	291,840
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(b)(c)
1,050,000	1.418	03/20/25	1,012,515
Red River CLO Ltd. Series 1A, Class A(b)(c)
244,525	0.502	07/27/18	243,291
Shackleton CLO Ltd. Series 2014-5A, Class A(b)(c)
1,300,000	1.732	05/07/26	1,291,763
Shackleton CLO Ltd. Series 2014-5A, Class B1(b)(c)
300,000	2.232	05/07/26	292,311
Westchester CLO Ltd. Series 2007-1X, Class A1A(c)
193,050	0.457	08/01/22	190,366
Whitehorse VIII Ltd. Series 2014-1A, Class A(b)(c)
1,250,000	1.732	05/01/26	1,242,103
Whitehorse VIII Ltd. Series 2014-1A, Class B(b)(c)
250,000	2.282	05/01/26	244,066
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(b)(c)
800,000	1.709	04/15/26	787,120

			21,250,311

Credit Card(c) – 0.9%
Bank of America Credit Card Trust Series 2014-A1, Class A
2,050,000	0.541	06/15/21	2,045,866

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(b) – 1.4%
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
	$2,950,000	1.244%	01/17/45	$ 2,951,903
Springleaf Mortgage Loan Trust Series 2013-2A, Class A(c)
	434,180	1.780	12/25/65	430,445

				3,382,348

Student Loan(c) – 2.7%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
	908,728	0.970	02/25/41	909,412
Education Loan Asset-Backed Trust Series 2012-1, Class A1(b)
	2,973	0.620	06/25/22	2,973
Educational Services of America, Inc. Series 2012-1, Class A1(b)
	132,118	1.320	09/25/40	134,284
Educational Services of America, Inc. Series 2014-1, Class A(b)
	1,765,560	0.870	02/25/39	1,761,368
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)
	500,000	1.156	02/25/25	504,772
Nelnet Student Loan Corp.Series 2004-2A, Class A4
	3,851	0.373	08/26/19	3,850
Nelnet Student Loan Trust Series 2008-3, Class A4
	1,300,000	1.883	11/25/24	1,344,340
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
	256,914	0.870	12/26/31	256,297
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b)
	129,774	0.720	05/25/27	130,477
SLC Student Loan Trust Series 2006-1, Class A4
	110,868	0.321	12/15/21	110,525
SLM Student Loan Trust Series 2003-12, Class A5(b)
	669,681	0.521	09/15/22	668,665
SLM Student Loan Trust Series 2006-8, Class A4
	111,279	0.314	10/25/21	110,947
SLM Student Loan Trust Series 2006-9, Class A4
	108,533	0.304	10/25/22	108,229
SLM Student Loan Trust Series 2012-2, Class A
	173,210	0.870	01/25/29	173,726
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	440,726	0.364	03/01/25	440,243

				6,660,108

TOTAL ASSET-BACKED SECURITIES				$ 34,588,358

Foreign Debt Obligations – 5.6%
Sovereign – 5.6%
Dominican Republic
	$200,000	7.500%	05/06/21	$ 219,000
Kommunalbanken AS(b)
	100,000	1.000	09/26/17	99,524
Republic of Argentina(e)
EUR	80,000	0.000	12/15/35	6,728
	$2,146,000	0.000	12/15/35	156,658
Republic of Italy
EUR	220,000	1.150	05/15/17	269,431
	200,000	4.500	02/01/18	269,962
	343,471	2.350	09/15/19	448,658
Republic of Panama
	$29,000	7.250	03/15/15	29,449
Republic of Turkey
	170,000	7.000	09/26/16	184,450
Republic of Venezuela
	20,000	6.000	12/09/20	8,450

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$40,000	9.000%		05/07/23	$ 18,200
	130,000	8.250		10/13/24	57,200
	100,000	7.650		04/21/25	43,250
	10,000	9.250		09/15/27	4,725
	90,000	9.250		05/07/28	40,050
	30,000	7.000		03/31/38	12,375
Russian Federation Bond
	200,000	4.500		04/04/22	174,500
	200,000	4.875		09/16/23	176,500
	19,650	7.500	(f)	03/31/30	20,397
Spain Government Bond
EUR	180,000	2.100		04/30/17	225,842
	220,000	0.500		10/31/17	265,601
	400,000	4.500		01/31/18	540,872
Spain Government Inflation Linked Bond(b)
	260,582	0.550		11/30/19	317,646
United Mexican States
MXN	8,453,660	0.000	(e)	01/15/15	571,746
	14,540,170	0.000	(e)	02/05/15	981,674
	28,133,830	0.000	(e)	02/19/15	1,897,302
	5,859,080	0.000	(e)	02/26/15	395,497
	4,968,860	0.000	(e)	03/05/15	334,707
	14,196,750	0.000	(e)	03/12/15	957,051
	38,070,640	0.000	(e)	03/19/15	2,561,854
	5,957,730	0.000	(e)	03/26/15	401,227
	24,386,380	0.000	(e)	04/01/15	1,639,191
	3,921,681	5.000		06/16/16	282,492

TOTAL FOREIGN DEBT OBLIGATIONS					$ 13,612,209

Municipal Debt Obligations – 2.3%
Michigan – 0.4%
Michigan State Finance Authority Revenue Detroit School District of Series 2014 E
	$1,000,000	2.850%		08/20/15	$ 1,005,130

New Jersey – 1.2%
New Jersey Economic Development Authority RB Series B(e)
	550,000	0.000		02/15/16	541,733
New Jersey State Turnpike Authority RB Unrefunded Balance Taxable Series 2003 B
	2,400,000	4.252		01/01/16	2,422,368

					2,964,101

Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	10,000	6.000		07/01/38	7,216
	15,000	6.000		07/01/44	10,616
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	20,000	5.750		07/01/37	14,248
	30,000	5.250		07/01/42	20,518
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 D
	30,000	5.000		07/01/33	20,638
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750		07/01/41	7,178
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	10,000	5.500		07/01/32	7,229

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
$10,000	5.875%		07/01/36	$ 7,248
10,000	6.000		07/01/39	7,337
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
10,000	6.000		07/01/34	7,390
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
10,000	5.500		07/01/26	7,561
60,000	5.500		07/01/39	43,501
15,000	5.000		07/01/41	10,250
Puerto Rico Commonwealth GO Bonds Series 2007 A
20,000	5.250		07/01/37	14,143
Puerto Rico Commonwealth GO Bonds Series 2014 A
735,000	8.000		07/01/35	640,420
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
10,000	5.250		07/01/27	7,385
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(e)
10,000	0.000		08/01/35	1,727
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(e)
10,000	0.000		08/01/37	1,377
10,000	0.000		08/01/38	1,261
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
10,000	5.250		08/01/40	7,832
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
5,000	5.250		08/01/27	3,946
120,000	0.000	(e)	08/01/32	91,266
60,000	5.750		08/01/37	44,552
5,000	6.375		08/01/39	3,963
350,000	6.000		08/01/42	263,889
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
25,000	0.000	(e)	08/01/33	13,940
40,000	5.500		08/01/37	29,155
45,000	5.375		08/01/39	31,503
100,000	5.500		08/01/42	71,072
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
20,000	5.375		08/01/38	14,082
5,000	6.000		08/01/39	3,789
185,000	5.250		08/01/41	128,849
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
5,000	5.000		08/01/43	3,332
20,000	5.250		08/01/43	13,805
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
90,000	5.500		08/01/28	71,318
50,000	6.125		08/01/29	41,157

				1,674,693

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 5,643,924

U.S. Treasury Obligations – 11.4%
United States Treasury Bonds
$609,000	3.625	%(g)	08/15/43	$ 716,671
1,900,000	3.625	(g)	02/15/44	2,237,250
2,500,000	3.000		11/15/44	2,627,150
United States Treasury Inflation Protected Securities
2,727,712	0.125		01/15/22	2,659,083
1,200,839	0.625		01/15/24	1,208,716
440,902	2.375		01/15/25	518,747

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 11.4%
United States Treasury Notes
$5,600,000	1.500%	11/30/19	$ 5,563,712
5,200,000	1.625	12/31/19	5,192,304
3,800,000	2.125	12/31/21	3,836,936
3,300,000	2.250	11/15/24	3,322,176

TOTAL U.S. TREASURY OBLIGATIONS			$ 27,882,745

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$218,391,096

Short-term Investments – 9.3%
Certificate of Deposit – 1.3%
Barton Capital Corp.
$1,600,000	0.193%	01/08/15	$ 1,599,941
Credit Agricole SA
1,575,000	0.244	02/02/15	1,574,664

			3,174,605

Repurchase Agreement(h) – 8.0%
Joint Repurchase Agreement Account II
19,400,000	0.082	01/02/15	19,400,000

TOTAL SHORT-TERM INVESTMENTS			$ 22,574,605

TOTAL INVESTMENTS – 98.9%			$240,965,701

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			2,743,130

NET ASSETS – 100.0%			$243,708,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $53,865,539, which represents approximately 22.1% of net assets as of December 31, 2014.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at December 31, 2014.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2014.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on December 31, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
NZDOR	— New Zealand Dollar Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CAD/USD	03/18/15	$153,226	$226
	CNH/USD	03/18/15	147,734	503
	EUR/PLN	03/18/15	148,354	1,800
	GBP/EUR	03/18/15	302,730	3,460
	JPY/USD	03/18/15	76,500	500
	NOK/EUR	03/18/15	73,866	4,400
	USD/AUD	03/18/15	562,596	20,939
	USD/CNH	03/18/15	288,655	2,345
	USD/EUR	03/18/15	122,391	3,405
	USD/JPY	03/18/15	152,856	1,144
	USD/MYR	01/09/15	45,995	137
	USD/SEK	02/12/15	140,903	3,562
	USD/SGD	03/18/15	96,596	2,001
	USD/ZAR	03/18/15	74,597	1,403
BNP Paribas SA	EUR/NOK	03/18/15	140,690	4,620
	GBP/EUR	03/18/15	600,616	7,449
	MYR/USD	01/20/15	76,057	57
	NZD/USD	03/18/15	304,220	1,495
	USD/BRL	01/16/15	159,020	6,225
	USD/CAD	03/18/15	301,319	6,681
	USD/CHF	03/18/15	1,124,953	28,707
	USD/JPY	03/18/15	678,775	8,225
Citibank NA (London)	AUD/USD	03/18/15	151,797	196
	USD/BRL	01/15/15	94,549	1,462
	USD/CAD	03/18/15	295,026	4,974
	USD/CHF	03/18/15	456,060	7,718
	USD/GBP	01/09/15	2,409,237	13,702
	USD/JPY	01/15/15	310,719	1,137
	USD/JPY	03/18/15	448,798	9,202
	USD/RUB	01/26/15	69,104	7,896
	ZAR/USD	03/18/15	76,744	244
Credit Suisse International (London)	USD/CHF	03/18/15	374,996	6,004
	USD/COP	01/09/15	125,789	3,446
	USD/NZD	03/18/15	192,319	4
Deutsche Bank AG (London)	BRL/USD	01/09/15	78,941	2,941
	BRL/USD	01/16/15	38,013	13
	EUR/HUF	03/18/15	233,079	2,154
	IDR/USD	01/20/15	79,448	3,448
	JPY/USD	03/18/15	152,060	60
	MXN/USD	03/18/15	153,301	301
	NOK/EUR	03/18/15	295,464	11,095
	USD/AUD	03/18/15	375,029	4,323
	USD/BRL	01/13/15	75,763	1,237
	USD/CNH	03/18/15	374,182	3,461
	USD/COP	01/09/15	94,293	6,117
	USD/EUR	03/18/15	299,702	7,173
	USD/MXN	01/20/15	4,727,971	111,803
	USD/MXN	02/19/15	1,107,551	16,714
	USD/MXN	03/18/15	1,806,768	1,707
	USD/MYR	01/09/15	227,272	3,728
	USD/SGD	03/18/15	96,578	1,638
	USD/ZAR	03/18/15	153,978	5,272
	ZAR/USD	03/18/15	76,860	860

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC	CNH/USD	03/18/15	$784,440	$2,807
	MYR/USD	01/20/15	76,047	47
	USD/BRL	01/13/15	68,166	2,132
	USD/BRL	01/23/15	75,921	79
	USD/CAD	03/18/15	74,823	1,177
	USD/CNH	03/18/15	1,210,021	8,554
	USD/MYR	01/09/15	76,432	371
	USD/SGD	03/18/15	453,060	3,940
	USD/TRY	03/18/15	69,561	3,439
JPMorgan Chase Bank NA	EUR/NOK	03/18/15	141,254	5,267
	IDR/USD	01/20/15	80,065	4,065
	JPY/USD	03/18/15	76,812	812
	NOK/EUR	03/18/15	75,077	150
	USD/BRL	01/15/15	143,201	3,195
	USD/CHF	03/18/15	466,281	8,994
	USD/EUR	01/28/15	2,513,137	52,740
	USD/EUR	03/18/15	835,520	20,647
	USD/JPY	03/18/15	151,425	1,575
	USD/MXN	01/20/15	1,334,397	57,933
	USD/MXN	02/26/15	895,655	66,149
	USD/MXN	03/18/15	75,259	741
	USD/NZD	03/18/15	207,113	1,855
	USD/ZAR	03/18/15	76,618	382
Morgan Stanley & Co. International PLC	BRL/USD	01/09/15	78,131	2,131
	BRL/USD	01/15/15	155,366	2,366
	RUB/USD	01/20/15	246,176	16,676
	USD/BRL	01/09/15	74,591	1,409
	USD/BRL	01/15/15	76,072	428
	USD/EUR	03/18/15	73,866	2,370
	USD/RUB	01/20/15	60,575	425
	USD/TRY	03/18/15	296,584	8,416
	ZAR/USD	03/18/15	78,103	1,103
Royal Bank of Canada	BRL/USD	01/09/15	156,629	4,629
	BRL/USD	01/16/15	614,619	2,619
	CAD/USD	03/18/15	152,052	52
	USD/BRL	01/09/15	193,555	6,341
	USD/BRL	01/12/15	75,446	1,054
	USD/CAD	03/18/15	516,690	10,310
	USD/MXN	02/19/15	1,113,654	96,332
	USD/MYR	01/09/15	82,300	443
State Street Bank and Trust	JPY/EUR	03/18/15	302,730	7,880
	USD/CAD	03/18/15	294,482	5,518
	USD/CHF	03/18/15	356,661	9,865
	USD/CNH	03/18/15	466,225	3,699
	USD/JPY	03/18/15	305,678	2,322
	USD/MXN	03/18/15	149,122	4,878
	USD/NZD	03/18/15	197,250	914
	USD/PLN	03/18/15	174,429	9,377
Westpac Banking Corp.	BRL/USD	01/26/15	75,284	1,284
	NZD/USD	03/18/15	151,723	186
	USD/AUD	03/18/15	352,300	14,660
	USD/BRL	01/09/15	127,983	4,287
	USD/BRL	01/16/15	75,475	2,025
	USD/EUR	01/28/15	6,842,517	194,507
	USD/EUR	03/18/15	865,393	15,733
	USD/SGD	03/18/15	102,930	2,266
	USD/ZAR	03/18/15	76,349	651

TOTAL				$1,033,521

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	AUD/USD	03/18/15	$150,174	$(2,094)
	CHF/USD	03/18/15	292,884	(2,115)
	EUR/GBP	03/18/15	294,050	(1,761)
	EUR/USD	03/18/15	75,077	(2,060)
	HUF/USD	03/18/15	144,088	(9,296)
	JPY/USD	03/18/15	149,103	(2,897)
	MYR/USD	01/20/15	152,777	(223)
	USD/IDR	01/20/15	63,111	(2,111)
	USD/PHP	01/13/15	75,259	(416)
BNP Paribas SA	EUR/JPY	03/18/15	230,845	(5,009)
	EUR/NOK	03/18/15	75,565	(488)
	EUR/USD	03/18/15	748,347	(13,257)
	HUF/USD	03/18/15	155,332	(9,861)
	JPY/USD	03/18/15	527,287	(7,713)
Citibank NA (London)	AUD/USD	03/18/15	267,930	(14,077)
	CAD/USD	03/18/15	372,012	(11,669)
	EUR/USD	03/18/15	741,687	(17,284)
	INR/USD	01/27/15	142,166	(3,334)
	JPY/USD	03/18/15	151,586	(1,414)
	NOK/EUR	03/18/15	73,866	(1,416)
	TRY/USD	03/18/15	153,075	(6,844)
	USD/IDR	01/16/15	76,941	(941)
	USD/IDR	01/20/15	78,038	(2,038)
Credit Suisse International (London)	CAD/USD	03/18/15	373,773	(12,104)
	COP/USD	01/09/15	29,898	(1,102)
	NZD/USD	03/18/15	151,723	(104)
	RUB/USD	01/26/15	56,590	(16,410)
	USD/CLP	01/09/15	45,930	(180)
	USD/NZD	03/18/15	153,271	(2,086)
Deutsche Bank AG (London)	CLP/USD	01/09/15	144,710	(2,757)
	COP/USD	01/09/15	151,116	(3,384)
	EUR/NOK	03/18/15	72,836	(181)
	EUR/USD	03/18/15	589,507	(9,684)
	HUF/USD	03/18/15	143,783	(8,203)
	MXN/USD	03/18/15	228,335	(665)
	PLN/EUR	03/18/15	148,943	(4,145)
	PLN/USD	03/18/15	145,448	(8,552)
	TRY/USD	03/18/15	195,441	(7,987)
	USD/IDR	01/20/15	78,520	(2,520)
	USD/KRW	01/09/15	77,214	(1,214)
	USD/KRW	01/15/15	154,902	(902)
	USD/MXN	01/20/15	1,032,164	(4,366)
	USD/PHP	01/12/15	64,908	(541)
	USD/TRY	03/18/15	157,086	(4,086)
	ZAR/USD	03/18/15	157,564	(7,509)
HSBC Bank PLC	CNH/USD	03/18/15	438,841	(159)
	EUR/NOK	03/18/15	75,956	(879)
	EUR/USD	03/18/15	122,391	(2,100)
	INR/USD	01/12/15	315,754	(5,260)
JPMorgan Chase Bank NA	EUR/NOK	03/18/15	76,613	(2,747)
	EUR/USD	03/18/15	148,943	(2,715)
	GBP/USD	01/09/15	382,114	(2,225)
	JPY/USD	03/18/15	151,184	(816)
	MXN/USD	03/18/15	1,895,851	(26,030)
	NOK/USD	03/18/15	120,015	(11,513)
	USD/GBP	03/18/15	295,946	(997)
	USD/NZD	03/18/15	310,413	(7,466)
	USD/TRY	03/18/15	154,617	(2,617)
Morgan Stanley & Co. International PLC	INR/USD	01/27/15	147,368	(2,632)
	JPY/USD	03/18/15	151,815	(2,185)
	TRY/USD	03/18/15	145,486	(6,159)
	USD/BRL	01/16/15	153,802	(1,802)
	USD/RUB	01/20/15	92,707	(5,307)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Royal Bank of Canada	CAD/USD	03/18/15	$445,653	$(7,347)
	JPY/USD	03/18/15	150,638	(1,362)
	MXN/USD	03/18/15	87,370	(4,580)
	NZD/USD	03/18/15	150,949	(1,405)
	TRY/USD	03/18/15	138,960	(5,363)
State Street Bank and Trust	GBP/USD	03/18/15	326,077	(1,668)
Westpac Banking Corp.	EUR/USD	01/28/15	389,756	(3,152)
	NZD/USD	01/08/15	96,640	(458)
	NZD/USD	03/18/15	76,636	(129)
	TRY/USD	03/18/15	142,119	(6,505)
	USD/NZD	03/18/15	345,590	(2,116)

TOTAL				$(334,694)

FUTURES CONTRACTS — At December 31, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	100	June 2015	$24,891,250	$5,715
Eurodollars	50	September 2015	12,418,750	6,040
Canada 10 Year Government Bonds	13	March 2015	1,549,974	29,644
French 10 Year Government Bonds	(2)	March 2015	(356,287)	(5,315)
Italian 10 Year Government Bonds	9	March 2015	1,476,745	18,487
Japan 10 Year Government Bonds	(7)	March 2015	(8,636,918)	(39,763)
Ultra Long U.S. Treasury Bonds	(20)	March 2015	(3,303,750)	(58,683)
10 Year German Euro-Bund	(4)	March 2015	(754,442)	(8,392)
2 Year U.S. Treasury Notes	327	March 2015	71,480,156	(127,740)
5 Year U.S. Treasury Notes	545	March 2015	64,816,680	(26,995)
10 Year U.S. Treasury Notes	(125)	March 2015	(15,849,609)	64,336
20 Year U.S. Treasury Bonds	(16)	March 2015	(2,313,000)	(30,652)

TOTAL				$(173,318)

SWAP CONTRACTS — At December 31, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	KRW	126,360	05/10/23	3 month KWCDC	2.735%	$(3,206)
		141,900	05/20/23	3 month KWCDC	2.830	(4,529)
		141,900	05/20/23	3 month KWCDC	2.840	(4,629)
Deutsche Bank AG		141,880	05/15/23	3 month KWCDC	2.815	(4,387)

TOTAL						$(16,751)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain(loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,400	(a)	03/18/17	3 month LIBOR	1.250%	$(29,891)	$8,997
	3,500	(a)	08/04/17	3 month LIBOR	2.195	(5,042)	(7,134)
GBP	1,010	(a)	09/12/17	6 month GBP	2.250	2,227	(14,788)
NZD	1,030		12/17/19	4.500%	3 month NZDOR	(8,986)	28,567
AUD	180		12/17/19	6 month AUDOR	3.750	(2,573)	(4,948)
	$7,200	(a)	03/18/20	3 month LIBOR	2.250	(159,120)	28,216
	5,100	(a)	08/04/21	3.025	3 month LIBOR	44,596	95,498
GBP	1,030	(a)	09/12/21	2.680	6 month GBP	(13,385)	74,595
	$21,200	(a)	03/18/22	3 month LIBOR	2.500	(648,860)	124,315
AUD	880	(a)	09/17/24	4.500	6 month AUDOR	(11,518)	36,604
GBP	510	(a)	09/17/24	6 month GBP	3.250	(15,289)	(21,053)
	1,000	(a)	12/18/24	3.250	6 month GBP	8,100	61,492

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	1,400	(a)	12/18/24	6 month EURO	2.000%	$2,661	$(62,637)
	JPY	310,625	(a)	03/18/25	0.500%	6 month JYOR	(26,832)	16,674
		$4,300	(a)	03/18/25	3 month LIBOR	3.000	(272,696)	17,641
	SEK	2,240	(a)	03/18/25	3 month STIBOR	1.500	(2,116)	(3,362)
		$270	(a)	03/18/25	3.000	3 month LIBOR	11,568	4,447
	AUD	330	(a)	03/18/25	3.500	6 month AUDOR	2,942	4,939
	NZD	470	(a)	03/18/25	4.500	3 month NZDOR	8,825	2,485
	EUR	225	(a)	03/18/25	6 month EURO	1.500	(12,581)	(4,966)
	GBP	1,620	(a)	03/18/25	6 month GBP	3.000	(199,639)	(66,091)
	JPY	341,000	(a)	05/09/25	6 month JYOR	1.650	46,418	(98,662)
		$4,900	(a)	03/10/26	3.170	3 month LIBOR	(355,208)	602,141
		2,800	(a)	08/04/26	3 month LIBOR	3.409	(49,179)	(130,301)
	GBP	560	(a)	09/12/26	6 month GBP	2.980	8,714	(76,778)
	JPY	209,000	(a)	05/09/27	1.880	6 month JYOR	(41,691)	101,473
		$8,000	(a)	03/18/30	3 month LIBOR	3.250	(770,561)	59,902
	JPY	68,300	(a)	03/18/45	1.500	6 month JYOR	(1,380)	24,589
		$440	(a)	03/18/45	3.500	3 month LIBOR	68,402	3,689
	GBP	570	(a)	03/18/45	6 month GBP	3.250	(141,583)	(63,970)

TOTAL							$(2,563,677)	$741,574

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2014.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at December 31, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 21	3,625	1.000%	12/20/18	0.501%	$70,491	$429
CDX North America High Yield Index 21	5,925	5.000	12/20/18	3.030	436,201	159
CDX North America Investment Grade Index 23	20,625	1.000	12/20/19	0.660	333,537	4,513
CDX North America High Yield Index 23	2,200	5.000	12/20/19	3.548	152,545	(11,881)

TOTAL					$992,774	$(6,780)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or counterparty to make or receive a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At December 31, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$241,689,413

Gross unrealized gain	1,448,572
Gross unrealized loss	(2,172,284)

Net unrealized security loss	$(723,712)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Investments in Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which, are valued daily on the basis of quotations supplied by dealers if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2014:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$273,071,847	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	81,626,683	6,099,505	—
Asset-Backed Securities	—	56,090,421	—
Foreign Debt Obligations	—	10,493,260	—
Government Guarantee Obligation	—	18,618,693	—
Investment Company	70,273,828	—	—
Short-term Investments	—	15,947,876	—
Total	$151,900,511	$380,321,602	$—

Derivative Type
Assets(a)
Futures Contracts	$117,068	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$214,531,650	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	231,029,642	45,475,361	—
Asset-Backed Securities	—	14,522,859	—
Municipal Debt Obligation	—	2,549,020	—
Government Guarantee Obligations	—	7,915,952	—
Investment Company	13,210,760	—	—
Total	$244,240,402	$284,994,842	$—

Derivative Type
Assets(a)
Futures Contracts	$13,946	$—	$—
Interest Rate Swap Contracts	—	309,977	—
Total	$13,946	$309,977	$—
Liabilities(a)
Futures Contracts	$(512,688)	$—	$—
Interest Rate Swap Contracts	—	(216,470)	—
Total	$(512,688)	$(216,470)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$7,459,080	$—
Mortgage-Backed Obligations	—	162,189,230	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	26,704,006	64,992,240	—
Asset-Backed Securities	—	158,410,340	—
Foreign Debt Obligations	—	36,101,717	—
Government Guarantee Obligations	—	30,906,934	—
Investment Company	10,033,878	—	—
Total	$36,737,884	$460,059,541	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,048,438)	$—

Derivative Type
Assets(a)
Futures Contracts	$502,288	$—	$—
Interest Rate Swap Contracts	—	722,510	—
Total	$502,288	$722,510	$—
Liabilities(a)
Futures Contracts	$(1,916)	$—	$—
Interest Rate Swap Contracts	—	(524,815)	—
Total	$(1,916)	$(524,815)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$121,910,610	$—	$—
Short-term Investments	—	1,400,000	—
Total	$121,910,610	$1,400,000	$—

Derivative Type
Assets(a)
Futures Contracts	$161,084	$—	$—
Interest Rate Swap Contracts	—	294,269	—
Total	$161,084	$294,269	$—
Liabilities(a)
Futures Contracts	$(377,669)	$—	$—
Interest Rate Swap Contracts	—	(283,430)	—
Total	$(377,669)	$(283,430)	$—

LIMITED MATURITY OBLIGATION FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,855,667	$—
Municipal Debt Obligations	—	5,536,839	—
Short-term Investments	—	2,590,005	—
Total	$—	$9,982,511	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$536,543,351	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	508,926,662	253,951,017	—
Government Guarantee Obligation	—	19,686,000	—
Investment Company	78,729,823	—
Total	$587,656,485	$810,180,368	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,728,751)	$—

Derivative Type
Assets(a)
Futures Contracts	$86,050	$—	$—
Interest Rate Swap Contracts	—	3,940,512	—
Total	$86,050	$3,940,512	$—
Liabilities(a)
Futures Contracts	$(3,026,922)	$—	$—
Interest Rate Swap Contracts	—	(1,959,548)	—
Total	$(3,026,922)	$(1,959,548)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$112,413,886	$—
Mortgage-Backed Obligations	—	22,838,734	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	27,882,745	1,411,240	—
Asset-Backed Securities	—	34,588,358	—
Foreign Debt Obligations	988,051	12,624,158	—
Municipal Debt Obligations	—	5,643,924	—
Short-term Investments	—	22,574,605	—
Total	$28,870,796	$212,094,905	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,033,521	$—
Futures Contracts	124,222	—	—
Interest Rate Swap Contracts	—	1,296,264	—
Credit Default Swap Contracts	—	5,101	—
Total	$124,222	$2,334,886	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(334,694)	$—
Futures Contracts	(297,540)	—	—
Interest Rate Swap Contracts	—	(571,441)	—
Credit Default Swap Contracts	—	(11,881)	—
Total	$(297,540)	$(918,016)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 2, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Inflation Protected Securities	$1,400,000	$1,400,006	$1,432,422
Limited Maturity Obligations	1,700,000	1,700,008	1,739,370
Short Duration Income	19,400,000	19,400,088	19,849,282

REPURCHASE AGREEMENTS — At December 31, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Inflation Protected Securities	Limited Maturity Obligations	Short Duration Income
BNP Paribas Securities Co.	0.070%	$106,707	$129,573	$1,478,659
Citigroup Global Markets, Inc.	0.080	853,659	1,036,585	11,829,267
Merrill Lynch & Co., Inc.	0.080	119,512	145,122	1,656,098
TD Securities (USA) LLC	0.090	320,122	388,720	4,435,976
TOTAL		$1,400,000	$1,700,000	$19,400,000

At December 31, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.220% to 3.200%	07/09/15 to 12/26/24
Federal Home Loan Mortgage Corp.	3.500	10/01/25
Federal National Mortgage Association	0.875 to 5.500	10/26/17 to 12/01/44
Government National Mortgage Association	3.000 to 3.500	11/20/42
Tennessee Valley Authority	2.875	09/15/24
United States Treasury Notes	1.625 to 2.625	04/30/19 to 11/15/20

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date February 27, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date February 27, 2015

*	Print the name and title of each signing officer under his or her signature.